SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 2-69972)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 76	[X]
and
REGISTRATION STATEMENT (No. 811-3114)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 76	[X]

Fidelity Select Portfolios
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
( )	on ( ) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
(X)	on (April 29, 2002) pursuant to paragraph (a)(1) of Rule 485
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity

Select

Portfolios

	Fund Number	Trading Symbol
Air Transportation Portfolio	034	FSAIX
Automotive Portfolio	502	FSAVX
Banking Portfolio	507	FSRBX
Biotechnology Portfolio	042	FBIOX
Brokerage and Investment Management Portfolio	068	FSLBX
Business Services and Outsourcing Portfolio	353	FBSOX
Chemicals Portfolio	069	FSCHX
Computers Portfolio	007	FDCPX
Construction and Housing Portfolio	511	FSHOX
Consumer Industries Portfolio	517	FSCPX
Cyclical Industries Portfolio	515	FCYIX
Defense and Aerospace Portfolio	067	FSDAX
Developing Communications Portfolio	518	FSDCX
Electronics Portfolio	008	FSELX
Energy Portfolio	060	FSENX
Energy Service Portfolio	043	FSESX
Environmental Portfolio	516	FSLEX
Financial Services Portfolio	066	FIDSX
Food and Agriculture Portfolio	009	FDFAX
Gold Portfolio	041	FSAGX
Health Care Portfolio	063	FSPHX
Home Finance Portfolio	098	FSVLX
Industrial Equipment Portfolio	510	FSCGX
Industrial Materials Portfolio	509	FSDPX
Insurance Portfolio	045	FSPCX
Leisure Portfolio	062	FDLSX
Medical Delivery Portfolio	505	FSHCX
Medical Equipment and Systems Portfolio	354	FSMEX
Multimedia Portfolio	503	FBMPX
Natural Gas Portfolio	513	FSNGX
Natural Resources Portfolio	514	FNARX
Networking and Infrastructure Portfolio	912	FNINX
Paper and Forest Products Portfolio	506	FSPFX
Pharmaceuticals Portfolio	580	FPHAX
Retailing Portfolio	046	FSRPX
Software and Computer Services Portfolio	028	FSCSX
Technology Portfolio	064	FSPTX
Telecommunications Portfolio	096	FSTCX
Transportation Portfolio	512	FSRFX
Utilities Growth Portfolio	065	FSUTX
Wireless Portfolio	963	FWRLX
Money Market Portfolio	085	FSLXX

Prospectus

 April 29, 2002

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

The Select Stock Funds

Investment Objective

Air Transportation Portfolio seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Air Transportation Industry Concentration. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Automotive Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Automotive Industry Concentration. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Banking Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

Prospectus

Fund Summary - continued

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Banking Industry Concentration. The banking industry can be significantly affected by legislation that has reduced the separation between commercial and investment banking businesses, changed the laws governing capitalization requirements and the savings and loan industry, and increased competition. In addition, the banking industry can be significantly affected by changes in general economic conditions and interest rates.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Biotechnology Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Biotechnology Industry Concentration. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Brokerage and Investment Management Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.
  Investing in domestic and foreign issuers.

Prospectus

Fund Summary - continued

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Brokerage and Investment Management Industry Concentration. The brokerage and investment management industry can be significantly affected by stock and bond market activity, changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Business Services and Outsourcing Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing business-related services to companies and other organizations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Business Services and Outsourcing Industry Concentration. The business services and outsourcing industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for business services.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Chemicals Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

Prospectus

Fund Summary - continued

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Chemical Industry Concentration. The chemical industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling, and disposal of hazardous components.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Computers Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Computer Industry Concentration. The computer industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Construction and Housing Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Construction and Housing Industry Concentration. The construction and housing industry can be significantly affected by changes in government spending, interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts, and the level of new and existing home sales.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Consumer Industries Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Industry Concentration. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Cyclical Industries Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Cyclical Industry Concentration. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Defense and Aerospace Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Defense and Aerospace Industry Concentration. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Developing Communications Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Developing Communications Industry Concentration. The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Electronics Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Energy Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration. The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Energy Service Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Service Industry Concentration. The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Environmental Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Environmental Industry Concentration. The environmental industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Prospectus

Fund Summary - continued

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Financial Services Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Food and Agriculture Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Food and Agriculture Industry Concentration. The food and agriculture industry can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus

Fund Summary - continued

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Gold Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Health Care Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Home Finance Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Home Finance Industry Concentration. The home finance industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Industrial Equipment Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrial Equipment Industry Concentration. The industrial equipment industry can be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, labor relations, and government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Industrial Materials Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

Prospectus

Fund Summary - continued

  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrial Materials Industry Concentration. The industrial materials industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Insurance Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Insurance Industry Concentration. The insurance industry is subject to extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Leisure Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.
  Investing in domestic and foreign issuers.

Prospectus

Fund Summary - continued

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Leisure Industry Concentration. The leisure industry can be significantly affected by changing consumer tastes, intense competition, technological developments, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Medical Delivery Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Delivery Industry Concentration. The medical delivery industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Medical Equipment and Systems Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Equipment and Systems Industry Concentration. The medical equipment and systems industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Multimedia Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Multimedia Industry Concentration. The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Natural Gas Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Natural Gas Industry Concentration. The natural gas industry is subject to changes in price and supply of energy sources and can be significantly affected by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Natural Resources Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks and in certain precious metals.
  Normally investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Networking and Infrastructure Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, sale, or distribution of products, services, or technologies that support the flow of electronic information, including voice, data, images, and commercial transactions.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Networking and Infrastructure Industry Concentration. The networking and infrastructure industry is rapidly evolving and can be significantly affected by corporate capital expenditure trends, competitive pressures, and rapid obsolescence due to technological innovation or changing consumer preferences.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Paper and Forest Products Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials, and other products related to the paper and forest products industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Paper and Forest Products Industry Concentration. The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Pharmaceuticals Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Pharmaceuticals Industry Concentration. The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation, patent expirations, and intense competition.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Retailing Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Retail Industry Concentration. The retail industry can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Software and Computer Services Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Software and Computer Services Industry Concentration. The software and computer services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Prospectus

Fund Summary - continued

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Technology Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Telecommunications Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecommunications Industry Concentration. The telecommunications industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Prospectus

Fund Summary - continued

Investment Objective

Transportation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Transportation Industry Concentration. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Utilities Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Wireless Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.

Prospectus

Fund Summary - continued

  Normally investing at least 80% of assets in securities of companies principally engaged in activities relating to wireless communications services or products.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Wireless Industry Concentration. The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The Select Money Market Fund

Investment Objective

Money Market Portfolio seeks to provide high current income, consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information illustrates Networking and Infrastructure's and Wireless's performance over the past year and the changes in each fund's (other than Networking and Infrastructure's, Pharmaceuticals's, and Wireless's) performance from year to year and compares each Select stock fund's (other than Pharmaceuticals's) performance to the performance of a market index and an additional index over various periods of time. Returns (before and after taxes for each Select stock fund) are based on past results and are not an indication of future performance.

Performance history will be available for Pharmaceuticals after the fund has been in operation for one calendar year.

Year-by-Year Returns

The returns in the charts do not include the effect of each fund's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Prospectus

Fund Summary - continued

Air Transportation
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Air Transportation, the highest return for a quarter was ___(quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Air Transportation was ___%.

Automotive
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Automotive, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Automotive was ___%.

Banking
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Banking, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Banking was ___%.

Prospectus

Fund Summary - continued

Biotechnology
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Biotechnology, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Biotechnology was ___%.

Brokerage and Investment Management
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Brokerage and Investment Management, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Brokerage and Investment Management was ___%.

Business Services and Outsourcing
Calendar Years	1999	2000	2001
	%	%	%

During the periods shown in the chart for Business Services and Outsourcing, the highest return for a quarter was ___(quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Business Services and Outsourcing was ___%.

Prospectus

Fund Summary - continued

Chemicals
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Chemicals, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Chemicals was ___%.

Computers
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Computers, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Computers was ___%.

Construction and Housing
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Construction and Housing, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Construction and Housing was ___%.

Prospectus

Fund Summary - continued

Consumer Industries
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Consumer Industries, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Consumer Industries was ___%.

Cyclical Industries
Calendar Years	1998	1999	2000	2001
	%	%	%	%

During the periods shown in the chart for Cyclical Industries, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Cyclical Industries was ___%.

Defense and Aerospace
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Defense and Aerospace, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Defense and Aerospace was ___%.

Prospectus

Fund Summary - continued

Developing Communications
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Developing Communications, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Developing Communications was ___%.

Electronics
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Electronics, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Electronics was ___%.

Energy
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Energy, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Energy was ___%.

Prospectus

Fund Summary - continued

Energy Service
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Energy Service, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Energy Service was ___%.

Environmental
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Environmental, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Environmental was ___%.

Financial Services
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Financial Services, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Financial Services was ___%.

Prospectus

Fund Summary - continued

Food and Agriculture
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Food and Agriculture, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Food and Agriculture was ___%.

Gold
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Gold, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Gold was ___%.

Health Care
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Health Care, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Health Care was ___%.

Prospectus

Fund Summary - continued

Home Finance
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Home Finance, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Home Finance was ___%.

Industrial Equipment
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Industrial Equipment, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Industrial Equipment was ___%.

Industrial Materials
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Industrial Materials, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Industrial Materials was ___%.

Prospectus

Fund Summary - continued

Insurance
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Insurance, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Insurance was ___%.

Leisure
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Leisure, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Leisure was ___%.

Medical Delivery
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Medical Delivery, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Medical Delivery was ___%.

Prospectus

Fund Summary - continued

Medical Equipment and Systems
Calendar Years	1999	2000	2001
	%	%	%

During the periods shown in the chart for Medical Equipment and Systems, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Medical Equipment and Systems was ___%.

Multimedia
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Multimedia, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Multimedia was ___%.

Natural Gas
Calendar Years	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%

During the periods shown in the chart for Natural Gas, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Natural Gas was ___%.

Prospectus

Fund Summary - continued

Natural Resources
Calendar Years	1998	1999	2000	2001
	%	%	%	%

During the periods shown in the chart for Natural Resources, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Natural Resources was ___%.

Networking and Infrastructure
Calendar Year	2001
%

During the period shown in the chart for Networking and Infrastructure, the highest return for a quarter was __% (quarter ended ___) and the lowest return for a quarter was __% (quarter ended ___).

The year-to-date return as of March 31, 2002 for Networking and Infrastructure was __%.

Paper and Forest Products
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Paper and Forest Products, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Paper and Forest Products was ___%.

Prospectus

Fund Summary - continued

Retailing
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Retailing, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Retailing was ___%.

Software and Computer Services
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Software and Computer Services, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Software and Computer Services was ___%.

Technology
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Technology, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Technology was ___%.

Prospectus

Fund Summary - continued

Telecommunications
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Telecommunications, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Telecommunications was ___%.

Transportation
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Transportation, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Transportation was ___%.

Utilities Growth
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Utilities Growth, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Utilities Growth was ___%.

Prospectus

Fund Summary - continued

Wireless
Calendar Year	2001
%

During the period shown in the chart for Wireless, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Wireless was ___%.

Money Market
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	%	%	%	%	%	%	%	%	%	%

During the periods shown in the chart for Money Market, the highest return for a quarter was ___ (quarter ended ___) and the lowest return for a quarter was ___ (quarter ended ___).

The year-to-date return as of March 31, 2002 for Money Market was ___%.

Average Annual Returns

The returns in the following table include the effect of each fund's 3.00% maximum applicable front-end sales charge. After-tax returns for each Select stock fund are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2001	Past 1 year	Past 5 years	Past 10 years/Life of fund
Air Transportation
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500® (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Automotive
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Banking
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Biotechnology
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Health Care Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Brokerage and Investment Management
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Business Services and Outsourcing
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Chemicals
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Computers
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Construction and Housing
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Consumer Industries
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Cyclical Industries
Return Before Taxes	%	%	%B
Return After Taxes on Distributions	%	%	%B
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%B
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%B
Defense and Aerospace
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Developing Communications
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Electronics
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Energy
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Energy Service
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Environmental
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Financial Services
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Food and Agriculture
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Gold
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Health Care
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Health Care Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Home Finance
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Industrial Equipment
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Industrial Materials
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Insurance
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Leisure
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Medical Delivery
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Health Care Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Medical Equipment and Systems
Return Before Taxes	%	%	%C
Return After Taxes on Distributions	%	%	%C
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%C
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%C
Goldman Sachs Health Care Index (reflects no deduction for fees, expenses, or taxes)%		%	%C
Multimedia
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Natural Gas
Return Before Taxes	%	%	%D
Return After Taxes on Distributions	%	%	%D
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%D
Goldman Sachs Utilities Index (reflects no deduction for fees, expenses, or taxes)%		%	%D
Natural Resources
Return Before Taxes	%	%	%B
Return After Taxes on Distributions	%	%	%B
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%B
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)%		%	%B
Networking and Infrastructure
Return Before Taxes	%	%	%E
Return After Taxes on Distributions	%	%	%E
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%E
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%E
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)%		%	%E
Paper and Forest Products
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Retailing
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Software and Computer Services
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Technology
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Telecommunications
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Utilities Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Transportation
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Utilities Growth
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%
Goldman Sachs Utilities Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Wireless
Return Before Taxes	%	%	%E
Return After Taxes on Distributions	%	%	%E
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%E
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%E
Goldman Sachs Utilities Index (reflects no deduction for fees, expenses, or taxes)%		%	%E
Money Market	%	%	%

A From February 4, 1998.

B From March 3, 1997.

C From April 28, 1998.

D From April 21, 1993.

E From September 21, 2000.

Prospectus

Fund Summary - continued

[If FMR had not reimbursed certain fund expenses during these periods, [each fund/[Name of Fund]'s] returns would have been lower.]

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of common stocks.

Goldman Sachs Consumer Industries Index is a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the utilities sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. [The annual fund operating expenses provided below for [each fund/[Name(s) of Fund(s)]] do not reflect the effect of any [expense reimbursements] [or] reduction of certain expenses] during the period.] [The annual fund operating expenses provided below for [each fund/[Name(s) of Fund(s)]] are based on historical expenses.] [The annual fund operating expenses provided below for [each fund/[Name(s) of Fund(s)]] are based on estimated expenses.]

Shareholder fees (paid by the investor directly)

Maximum sales charge (load) on purchases (as a % of offering price)A	3.00%
Sales charge (load) on reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee for the Select stock funds on shares held less than 30 days (as a % of amount redeemed)B	0.75%
Exchange fee
for the Select stock funds onlyC	$7.50

A Lower sales charges may be available for fund balances over $250,000.

B A redemption fee may be charged when you sell your shares or if your fund balance falls below the balance minimum for any reason, including solely due to declines in a fund's net asset value per share (NAV).

C The exchange fee will be deducted from the amount of your exchange, but you will not be charged an exchange fee if you exchange through any of Fidelity's automated exchange services.

Annual fund operating expenses (paid from fund assets)

Air Transportation	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Automotive	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Banking	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Biotechnology	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Brokerage and Investment Management	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Business Services and Outsourcing	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesB	%
Chemicals	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Computers	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Construction and Housing	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Consumer Industries	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Cyclical Industries	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Defense and Aerospace	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Developing Communications	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Electronics	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Energy	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Energy Service	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Environmental	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Financial Services	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Food and Agriculture	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Gold	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesC	%
Health Care	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Home Finance	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Industrial Equipment	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Industrial Materials	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Insurance	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Leisure	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Medical Delivery	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Medical Equipment and Systems	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesB	%
Multimedia	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Natural Gas	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Natural Resources	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Networking and Infrastructure	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesD	%
Paper and Forest Products	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Pharmaceuticals	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesE	%
Retailing	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Software and Computer Services	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Technology	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Telecommunications	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Transportation	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Utilities Growth	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%
Wireless	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesD	%
Money Market	Management fee	%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	%
	Total annual fund operating expensesA	%

A Effective April 30, 1997, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 2.50%. These arrangements may be discontinued by FMR at any time.

B Effective February 4, 1998, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 2.50%. These arrangements may be discontinued by FMR at any time.

C Effective March 1, 2001, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 2.50%. This arrangement may be discontinued by FMR at any time.

D Effective September 21, 2000, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 2.50%. These arrangements may be discontinued by FMR at any time.

E Effective June 18, 2001, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 2.50%. This arrangement may be discontinued by FMR at any time.

[A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. [In addition,] [T/t]hrough arrangements with each fund's [custodian] [,/and] [transfer agent] [,] [and] [pricing and bookkeeping agent], credits realized as a result of uninvested cash balances are used to reduce [custodian] [,/and] [transfer agent] [,] [and] [pricing and bookkeeping] expenses.] [Including [this/these] reduction[s], the total fund operating expenses are shown in the table below.]

	Total Operating Expenses
Air Transportation	%
Automotive	%
Banking	%
	Total Operating Expenses
Biotechnology	%
Brokerage and Investment Management	%
Business Services and Outsourcing	%
Chemicals	%
Computers	%
Construction and Housing	%
Consumer Industries	%
Cyclical Industries	%
Defense and Aerospace	%
Developing Communications	%
Electronics	%
Energy	%
Energy Service	%
Environmental	%
Financial Services	%
Food and Agriculture	%
Gold	%
Health Care	%
Home Finance	%
Industrial Equipment	%
Industrial Materials	%
Insurance	%
Leisure	%
Medical Delivery	%
Medical Equipment and Systems	%
Multimedia	%
Natural Gas	%
Natural Resources	%
Networking and Infrastructure	%
Paper and Forest Products	%
Pharmaceuticals	%
Retailing	%
Software and Computer Services	%
Technology	%
Telecommunications	%
Transportation	%
Utilities Growth	%
Wireless	%
Money Market	%

[A After reimbursement.]

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Prospectus

Fund Summary - continued

Air Transportation	1 year	$
	3 years	$
	5 years	$
	10 years	$
Automotive	1 year	$
	3 years	$
	5 years	$
	10 years	$
Banking	1 year	$
	3 years	$
	5 years	$
	10 years	$
Biotechnology	1 year	$
	3 years	$
	5 years	$
	10 years	$
Brokerage and Investment Management	1 year	$
	3 years	$
	5 years	$
	10 years	$
Business Services and Outsourcing	1 year	$
	3 years	$
	5 years	$
	10 years	$
Chemicals	1 year	$
	3 years	$
	5 years	$
	10 years	$
Computers	1 year	$
	3 years	$
	5 years	$
	10 years	$
Construction and Housing	1 year	$
	3 years	$
	5 years	$
	10 years	$
Consumer Industries	1 year	$
	3 years	$
	5 years	$
	10 years	$
Cyclical Industries	1 year	$
	3 years	$
	5 years	$
	10 years	$
Defense and Aerospace	1 year	$
	3 years	$
	5 years	$
	10 years	$
Developing Communications	1 year	$
	3 years	$
	5 years	$
	10 years	$
Electronics	1 year	$
	3 years	$
	5 years	$
	10 years	$
Energy	1 year	$
	3 years	$
	5 years	$
	10 years	$
Energy Service	1 year	$
	3 years	$
	5 years	$
	10 years	$
Environmental	1 year	$
	3 years	$
	5 years	$
	10 years	$
Financial Services	1 year	$
	3 years	$
	5 years	$
	10 years	$
Food and Agriculture	1 year	$
	3 years	$
	5 years	$
	10 years	$
Gold	1 year	$
	3 years	$
	5 years	$
	10 years	$
Health Care	1 year	$
	3 years	$
	5 years	$
	10 years	$
Home Finance	1 year	$
	3 years	$
	5 years	$
	10 years	$
Industrial Equipment	1 year	$
	3 years	$
	5 years	$
	10 years	$
Industrial Materials	1 year	$
	3 years	$
	5 years	$
	10 years	$
Insurance	1 year	$
	3 years	$
	5 years	$
	10 years	$
Leisure	1 year	$
	3 years	$
	5 years	$
	10 years	$
Medical Delivery	1 year	$
	3 years	$
	5 years	$
	10 years	$
Medical Equipment and Systems	1 year	$
	3 years	$
	5 years	$
	10 years	$
Multimedia	1 year	$
	3 years	$
	5 years	$
	10 years	$
Natural Gas	1 year	$
	3 years	$
	5 years	$
	10 years	$
Natural Resources	1 year	$
	3 years	$
	5 years	$
	10 years	$
Networking and Infrastructure	1 year	$
	3 years	$
	5 years	$
	10 years	$
Paper and Forest Products	1 year	$
	3 years	$
	5 years	$
	10 years	$
Pharmaceuticals	1 year	$
	3 years	$
	5 years	$
	10 years	$
Retailing	1 year	$
	3 years	$
	5 years	$
	10 years	$
Software and Computer Services	1 year	$
	3 years	$
	5 years	$
	10 years	$
Technology	1 year	$
	3 years	$
	5 years	$
	10 years	$
Telecommunications	1 year	$
	3 years	$
	5 years	$
	10 years	$
Transportation	1 year	$
	3 years	$
	5 years	$
	10 years	$
Utilities Growth	1 year	$
	3 years	$
	5 years	$
	10 years	$
Wireless	1 year	$
	3 years	$
	5 years	$
	10 years	$
Money Market	1 year	$
	3 years	$
	5 years	$
	10 years	$

Prospectus

Fund Basics

Investment Details

The Select Stock Funds

Investment Objective

Each fund seeks capital appreciation.

Principal Investment Strategies

Air Transportation Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. These companies may include, for example, major airlines, commuter airlines, air cargo and express delivery operators, airfreight forwarders, and companies that provide equipment or services to these companies, such as aviation service firms and manufacturers of aeronautical equipment.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Automotive Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services. These companies may include, for example, companies involved with the manufacture and distribution of vehicles, vehicle parts, and tires (either original equipment or for the aftermarket) and companies involved in the retail sale of vehicles, parts, or tires. They may also include companies that provide automotive-related services to manufacturers, distributors, or consumers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Banking Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. These companies may include, for example, state chartered banks, savings and loan institutions, banks that are members of the Federal Reserve System, and U.S. institutions whose deposits are not insured by the federal government. In addition, these companies may offer merchant banking, consumer and commercial finance, discount brokerage, leasing, and insurance.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Biotechnology Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology. These companies may include, for example, companies involved with applications and developments in areas such as human health care (e.g., cancer, infectious disease, diagnostics, and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties and animal growth hormones); chemicals (e.g., enzymes and toxic waste treatment); medical/surgical (e.g., epidermal growth factor and in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, and enhanced mineral recovery). They may also include companies that manufacture and distribute biotechnological and biomedical products, including devices and instruments; companies that provide biotechnological processes or services; companies that provide scientific and technological advances in biotechnology; and companies involved with new or experimental technologies such as genetic engineering, hybridoma, and recombinant DNA techniques and monoclonal antibodies.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Brokerage and Investment Management Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Business Services and Outsourcing Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing business-related services to companies and other organizations. These companies may include those that provide, for example, data processing, consulting, outsourcing, temporary employment, market research or database services, printing, advertising, computer programming, credit reporting, claims collection, mailing, and photocopying, typically on a contractual or fee basis.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Chemicals Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries. These companies may include, for example, companies involved with products such as basic and intermediate organic and inorganic chemicals, plastics, synthetic fibers, fertilizers, industrial gases, flavorings, fragrances, biological materials, catalysts, carriers, additives, and process aids. They may also include companies providing design, engineering, construction, and consulting services to companies engaged in chemical processing.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Computers Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry. These companies may include, for example, companies that provide products or services such as mainframes, minicomputers, microcomputers, peripherals, computer and office equipment wholesalers, software retailers, data or information processing, office or factory automation, robotics, artificial intelligence, computer-aided design, medical technology, engineering and manufacturing, data communications, and software.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Construction and Housing Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries. These companies may include, for example, companies that produce basic building materials such as cement, aggregates, gypsum, timber, and wall and floor coverings; companies that supply home furnishings; and companies that provide engineering or contracting services. They may also include companies involved in real estate development and construction financing such as homebuilders, architectural and design firms, and property managers, and companies involved in the home improvement and maintenance industry, including building material retailers and distributors, household service firms, and those companies that supply such companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Consumer Industries Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; and companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, and sports); and companies that provide consumer services such as advertising, lodging, child care, convenience stores, car rentals, and tax preparation help.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Cyclical Industries Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries. These companies may include, for example, companies in the automotive, chemical, construction and housing, defense and aerospace, environmental, industrial equipment and materials, paper and forest products, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Defense and Aerospace Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries. These companies may include, for example, companies that provide the following products or services: air transport; defense electronics; aircraft or spacecraft production; missile design; satellite design; data processing or computer-related services; communications systems; research; development and manufacture of military weapons and transportation; general aviation equipment, missiles, satellites, space launch vehicles, and spacecraft; units for guidance, propulsion, and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation, and maintenance of flight vehicles.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Developing Communications Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment. Emerging communications are those which derive from new technologies or new applications of existing technologies. These companies may include, for example, companies involved in cellular communications, software development, video conferencing, data processing, paging, personal communications networks, special mobile radio, facsimile, fiber optic transmission, voicemail, microwave, satellite, local and wide area networking, and other transmission electronics. FMR places less emphasis on traditional communications companies such as traditional telephone utilities and large long distance carriers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Electronics Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, medical electronics, consumer electronics, advanced design and manufacturing technologies (e.g., computer-aided design and computer-aided manufacturing, computer-aided engineering, and robotics), and lasers and electro-optics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Energy Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies that produce, generate, refine, control, transmit, market, distribute, or measure energy or energy fuels such as petro-chemicals; companies involved in providing products and services to companies in the energy field; companies involved in energy research or experimentation; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Energy Service Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies providing services and equipment for drilling processes such as offshore and onshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data, and technology; companies that provide geological and geophysical services; companies involved in energy transport; companies involved in geothermal, electric, or nuclear plant design or construction; and companies with a variety of products or services including oil tool rental, underwater well services, helicopter services, energy-related capital equipment, and mining-related equipment or services. They may also include companies that provide products and services to these companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Environmental Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns. These companies may include, for example, companies involved in the transportation, treatment, and disposal of hazardous or other wastes; transforming waste into energy; recycling; and participating in remedial projects, including groundwater and underground storage tank decontamination, asbestos cleanup, and emergency cleanup response. They may also include companies involved in the detection, analysis, evaluation, and treatment of both existing and potential environmental problems such as contaminated water, air pollution, and acid rain; companies that provide sanitation or filtration equipment or services; companies involved in the reduction of hazardous emissions or other pollution reduction or prevention efforts; companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control; and companies that are manufacturing wind turbines, electric utilities with geothermal-fired plants, or organic foods suppliers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Financial Services Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Food and Agriculture Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies. These companies may include, for example, companies that sell products and services, such as meat and poultry processing and wholesale and retail distribution and warehousing of food and food-related products, including restaurants and grocery stores; companies that manufacture and distribute products including soft drinks, packaged food products (such as cereals, pet foods, and frozen foods), health food and dietary products, wood products, tobacco, fertilizer, and agricultural machinery; and companies engaged in the development of new technologies to provide, for example, improved hybrid seeds, new and safer food storage, and new enzyme technologies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Gold Portfolio

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals. FMR invests the fund's assets primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins. Gold-related activities may include exploration, mining, processing, or dealing in gold, or the manufacture or distribution of gold products such as jewelry, watches, and gold foil and leaf. Companies principally engaged in gold-related activities may also include companies that invest in other companies engaged in gold-related activities. FMR treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins.

FMR may also invest the fund's assets in other precious metals in the form of bullion, coins, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in other precious metal and mineral-related activities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Health Care Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical, or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services, such as medical, dental, and optical products, hardware, or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Home Finance Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans. These companies may include, for example, mortgage banking companies, real estate investment trusts, government-sponsored enterprises, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, and other depository institutions.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Industrial Equipment Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers, and subcontractors. These companies may include, for example, companies that provide service establishment, railroad, textile, farming, mining, oilfield, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation, or machine tools; companies that manufacture products or service equipment for the food, clothing, or sporting goods industries; cable equipment companies; and office automation companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Industrial Materials Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. These materials and goods may include, for example, chemicals, metals, textiles, wood products, cement, and gypsum. These companies may include, for example, mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Insurance Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance. These companies may include, for example, companies that provide a specific type of insurance, such as life or health insurance, those that offer a variety of insurance products, and those that provide insurance services such as insurance brokers, reciprocals, and claims processors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Leisure Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries. These companies may include, for example, companies that provide goods or services including: television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; sports arenas and gaming casinos; toys and games, including video and other electronic games; amusement and theme parks; travel and travel-related services; hotels and motels; leisure apparel or footwear; and fast food, beverages, restaurants, and tobacco products.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Medical Delivery Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. These companies may include, for example, companies that operate acute care, psychiatric, teaching, or specialized treatment hospitals; companies that provide outpatient surgical, outpatient rehabilitation, or other specialized care; companies that provide home health care; companies that provide drug and alcohol abuse treatment; companies that provide dental care; companies that operate comprehensive health maintenance organizations or health insurance organizations; companies that operate nursing homes for the elderly and disabled; companies that facilitate the development, testing, or regulatory approval of drugs; companies that supply or distribute medical equipment or drugs; companies that provide health care information services, including companies that provide hardware, software, or research services; and companies that provide related services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Medical Equipment and Systems Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies. These companies may include, for example, companies involved in the design and manufacture of medical equipment and devices, drug delivery technologies, hospital equipment and supplies, medical instrumentation, and medical diagnostics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Multimedia Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. These companies may include, for example, advertising companies; companies that own, operate, or broadcast free or pay television, radio, or cable stations; theaters; film studios; publishers or sellers of newspapers, magazines, books, or video products; printing, cable television, and video companies and equipment providers; pay-per-view television companies; companies involved in emerging technologies for the broadcast and media industries; cellular communications companies; companies involved in the development, syndication, and transmission of television, movie programming, advertising, and cellular communications; companies that distribute data-based information; and other companies involved in the ownership, operation, or development of media products or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Natural Gas Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors. These companies may include, for example, companies involved in the production, refinement, transmission, distribution, marketing, control, or measurement of natural gas; companies involved in exploration of potential natural gas sources; companies involved in natural gas research or experimentation; companies working toward the solution of energy problems, such as energy conservation or pollution control through the use of natural gas; companies working toward technological advances in the natural gas field; and other companies providing equipment or services to the field.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Natural Resources Portfolio

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Prospectus

Fund Basics - continued

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Networking and Infrastructure Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, sale, or distribution of products, services, or technologies that support the flow of electronic information, including voice, data, images, and commercial transactions. These companies may include, for example, providers of telecommunications and networking equipment, data storage, systems software, internet hardware including servers, routers, switches, and related equipment, systems for data encryption and security, internet services including hosting and commercial exchanges, fiber optics, satellites, cable equipment, and other companies involved in supporting the flow of information.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Paper and Forest Products Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry. These companies may include, for example, paper production and office product companies, printers, and publishers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Pharmaceuticals Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types. These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale, or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Retailing Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers. These companies may include, for example, general merchandise retailers; drug and department stores; suppliers of goods and services for homes and yards; specialty retailers selling a single category of merchandise such as food, apparel, jewelry, toys, electronics, computers, or home improvement products; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video-based electronic systems.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Software and Computer Services Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services. These companies may include, for example, companies that design products such as systems-level software (to run the basic functions of a computer) or applications software (for one type of work) for general use or use by certain industries or groups; companies that provide communications software; and companies that provide time-sharing services, computer consulting or facilities management services, and data communications services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Technology Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce, or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Telecommunications Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment. These companies may include, for example, companies that provide traditional local and long-distance telephone service or equipment; companies that provide cellular, paging, and local and wide area product networks or equipment; companies that provide satellite, microwave, and cable television or equipment; and companies involved in new technologies such as fiber optics, semiconductors, and data transmission.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Transportation Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment. These companies may include, for example, companies involved in the movement of freight or people such as airline, railroad, ship, truck, and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars, or other modes of transportation and related products); parts suppliers; companies that provide leasing and maintenance for automobiles, trucks, containers, railcars, and planes; and companies that sell fuel-saving devices to the transportation industry and those that sell insurance and software developed primarily for transportation companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Utilities Growth Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations. These companies may include, for example, companies that manufacture, produce, generate, transmit, or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave, and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Wireless Portfolio

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in activities relating to wireless communications services or products. These companies may include, for example, companies involved in cellular communications, paging, mobile radio, wireless LANs, microwave transmission, personal communications devices and networks, related software, or other companies with products or services related to wireless communications.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Banking, Financial Services, and Home Finance) in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel. Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base.

The banking industry can be significantly affected by the recent adoption of legislation that has reduced the separation between commercial and investment banking businesses and changed the laws governing capitalization and the savings and loan industry. While providing diversification, this new legislation could expose banks to well-established competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded banks. In addition, general economic conditions are important to banks that face exposure to credit losses and can be significantly affected by changes in interest rates.

The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.

The brokerage and investment management industry can be significantly affected by changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry. The performance of companies in this industry can be closely tied to the stock and bond markets and can suffer during market declines. Revenues can depend on overall market activity.

Prospectus

Fund Basics - continued

The business services and outsourcing industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide business-related services and outsourcing is, in part, subject to continued demand for business services as companies and other organizations seek alternative, cost-effective means to meet their economic goals.

The chemical industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation. As regulations are developed and enforced, chemical companies could be required to alter or cease production of a product, to pay fines, to pay for cleaning up a disposal site, or to agree to restrictions on their operations. In addition, some of the materials and processes used by these companies involve hazardous components. There can be risks associated with their production, handling, and disposal.

The computer industry can be significantly affected by competitive pressures. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.

The construction and housing industry can be significantly affected by changes in government spending on housing subsidies, public works, and transportation facilities such as highways and airports, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts, and the level of new and existing home sales.

The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) government demand for their products and services. Defense spending is currently under pressure from efforts to control the U.S. budget deficit.

The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.

The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.

The environmental industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies for both commercial and governmental generators of waste materials as well as specific expenditures designated for remedial cleanup efforts. As regulations are developed and enforced, companies could be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, hazardous materials involved in environmental industries can present significant liability risk.

The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The food and agriculture industry can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

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Fund Basics - continued

The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metal mining securities can be subject to substantial fluctuations over short periods of time.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The home finance industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Change continues in the origination, packaging, selling, holding, and insuring of home finance products.

The industrial equipment industry can be significantly affected by overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and foreign competition. The industrial equipment industry can also be significantly affected by economic cycles, technical obsolescence, labor relations, and government regulations.

The industrial materials industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in the industry can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of cash reserves, the inability to collect from reinsurance carriers, liability for the coverage of environmental clean-up costs from past years, and as yet unanticipated liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes.

The leisure industry can be significantly affected by changing consumer tastes and intense competition. The industry has reacted strongly to technological developments and to the threat of government regulation.

The medical delivery industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses. Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. The industry can also be significantly affected by rising costs of medical products and services, pricing pressure from health maintenance organizations, and an increased emphasis on outpatient services.

The medical equipment and systems industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation, including regulation of the concentration of investment in AM, FM, or TV stations.

The natural gas industry is subject to changes in price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations can be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other domestic and foreign government regulations.

The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

The networking and infrastructure industry is rapidly evolving and can be significantly affected by corporate capital expenditures and competitive pressures. Products and services in the networking and infrastructure industry can be subject to rapid obsolescence due to technological innovation or changing consumer preferences.

The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates, which can affect product pricing, costs, and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation, patent expirations, and intense competition.

The retail industry can be significantly affected by consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success can be tied to its ability to anticipate changing consumer tastes.

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Fund Basics - continued

The software and computer services industry can be significantly affected by intense competition, aggressive pricing, technological innovation, and product obsolescence.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

The telecommunications industry, particularly telephone operating companies, is subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. The trend in the United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future government decisions could adversely affect transportation companies.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, and rapid obsolescence. Wireless network operators can also face significant capital expenditures to build networks of critical mass, and can carry heavy debt burdens from financings.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

The Select Money Market Fund

Investment Objective

Money Market Portfolio seeks to provide high current income, consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following factors can significantly affect the fund's performance:

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Prospectus

Fund Basics - continued

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Air Transportation Portfolio invests primarily in companies engaged in the regional, national, and international movement of passengers, mail and freight via aircraft.

Automotive Portfolio invests primarily in companies engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

Banking Portfolio invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.

Biotechnology Portfolio invests primarily in companies engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.

Brokerage and Investment Management Portfolio invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

Business Services and Outsourcing Portfolio invests primarily in companies that provide business-related services to companies and other organizations.

Chemicals Portfolio invests primarily in companies engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.

Computers Portfolio invests primarily in companies engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.

Construction and Housing Portfolio invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.

Consumer Industries Portfolio invests primarily in companies engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Cyclical Industries Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.

Defense and Aerospace Portfolio invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.

Developing Communications Portfolio invests primarily in companies engaged in the development, manufacture or sale of emerging communications services or equipment.

Electronics Portfolio invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

Energy Service Portfolio invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

Environmental Portfolio invests primarily in companies engaged in the research, development, manufacture or distribution of products, processes or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns.

Financial Services Portfolio invests primarily in companies that provide financial services to consumers and industry.

Food and Agriculture Portfolio invests primarily in companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.

Gold Portfolio invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

Prospectus

Fund Basics - continued

Health Care Portfolio invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Home Finance Portfolio invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans.

Industrial Equipment Portfolio invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers and subcontractors.

Industrial Materials Portfolio invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

Insurance Portfolio invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

Leisure Portfolio invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries.

Medical Delivery Portfolio invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

Medical Equipment and Systems Portfolio invests primarily in companies engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies.

Multimedia Portfolio invests primarily in companies engaged in the development, production, sale and distribution of goods or services used in the broadcast and media industries.

Natural Gas Portfolio invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

Natural Resources Portfolio invests primarily in companies that own or develop natural resources, or supply goods and services to such companies.

Networking and Infrastructure Portfolio invests primarily in companies engaged in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions.

Paper and Forest Products Portfolio invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry.

Pharmaceuticals Portfolio invests primarily in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.

Retailing Portfolio invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers.

Software and Computer Services Portfolio invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services.

Technology Portfolio invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

Telecommunications Portfolio invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Transportation Portfolio invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

Utilities Growth Portfolio invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Wireless Portfolio invests primarily in companies engaged in activities relating to wireless communications services or products.

Money Market Portfolio seeks to provide high current income, consistent with preservation of capital and liquidity, by investing in a broad range of high quality money market instruments.

Each Select stock fund seeks capital appreciation.

With the exception of Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, Natural Resources, Networking and Infrastructure, and Wireless, each Select stock fund seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks, and for Gold, in certain precious metals. For each Select stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, Natural Resources, Networking and Infrastructure, and Wireless), FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

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Fund Basics - continued

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Air Transportation Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.

Automotive Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

Banking Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.

Biotechnology Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.

Brokerage and Investment Management Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

Business Services and Outsourcing Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in providing business-related services to companies and other organizations.

Chemicals Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.

Computers Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.

Construction and Housing Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries.

Consumer Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Cyclical Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.

Defense and Aerospace Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.

Developing Communications Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.

Electronics Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

Energy Service Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

Environmental Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns.

Financial Services Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industry.

Food and Agriculture Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.

Gold Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.

Prospectus

Fund Basics - continued

Health Care Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Home Finance Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans.

Industrial Equipment Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers, and subcontractors.

Industrial Materials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

Insurance Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

Leisure Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.

Medical Delivery Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

Medical Equipment and Systems Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies.

Multimedia Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.

Natural Gas Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

Natural Resources Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.

Networking and Infrastructure Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, sale, or distribution of products, services, or technologies that support the flow of electronic information, including voice, data, images, and commercial transactions.

Paper and Forest Products Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry.

Pharmaceuticals Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.

Retailing Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.

Software and Computer Services Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.

Technology Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

Telecommunications Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.

Transportation Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.

Utilities Growth Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Wireless Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in activities relating to wireless communications services or products.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Fund Basics - continued

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as ofthe close of business of the NYSE, normally 4:00 p.m. Eastern time. Fidelity may not calculate the funds' NAVs if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).

In addition, Fidelity intends to calculate the NAV of each Select stock fund each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each Select stock fund's assets are valued as of these times for the purpose of computing the fund's hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for Select stock funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available. Prices may not be readily available in circumstances in which markets or exchanges are closed or trading is restricted; pricing services are not available or Fidelity believes that prices are not reflective of actual market value; or other conditions exist that make it impracticable to determine an hourly NAV. In the event that Fidelity suspends an hourly NAV for one or more Select funds, it may suspend hourly pricing for some or all other Select funds.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The Select money market fund's assets are valued on the basis of amortized cost.

Each Select stock fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC (FBS LLC). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ from those discussed in this prospectus. Certain retirement plans have entered into arrangements which provide that if you buy or sell shares through such a plan, you may only be able to do so at a fund's last offering price or NAV of the day. Certain intermediaries have entered into similar arrangements for buying, selling, and exchanging shares. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

Buying and Selling Information
Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003 Redemptions: Fidelity Investments P.O. Box 660602 Dallas, TX 75266-9865
TDD-Service for the Deaf and Hearing Impaired 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time)

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Fund Minimums
Initial Purchase	$2,500
For certain Fidelity retirement accountsA	$500
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For certain Fidelity retirement accountsA	$500

A Fidelity Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts.

There is no minimum balance or initial or subsequent purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

Buying Shares

The price to buy one share of each fund is the fund's offering price or the fund's NAV, depending on whether you pay a sales charge.

If you pay a sales charge, your price will be the fund's offering price. When you buy shares of a fund at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund. If you qualify for a sales charge waiver, your price will be the fund's NAV.

Prospectus

Shareholder Information - continued

The offering price of each fund is its NAV divided by the difference between one and the applicable sales charge percentage. The maximum sales charge is 3.00% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your investment is received in proper form.

A fund may reject or cancel any purchase orders, including exchanges, for any reason.

For example, the funds do not permit market timing because short-term or other excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

If you do not specify a particular Select stock fund, your investment will be made in the Select money market fund until Fidelity receives instructions in proper form from you.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Selling Shares

The price to sell one share of the Select money market fund is the fund's NAV. The price to sell one share of each Select stock fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each Select stock fund will deduct a short-term trading fee of 0.75% from the redemption amount if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account, your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above $2,000 to keep your fund position open ($500 for fund balances in retirement accounts), except fund positions not subject to balance minimums.
  Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect a fund.
  Redemption proceeds may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Prospectus

Shareholder Information - continued

  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.

To sell shares issued with certificates, call Fidelity for instructions. Each fund no longer issues share certificates.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  Although there is no limit on the number of exchanges you may make between the Select funds, the funds may enact limitations in the future. Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Select funds to other Fidelity funds per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  Exchanges between Select funds or from a Fidelity money market fund will normally be executed at the NAV next calculated after your order is received in proper form.
  Exchanges from another Fidelity stock or bond fund will normally be executed at the 4:00 p.m. price Eastern time, calculated after your order is received in proper form.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchases for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number, there may be additional requirements.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the funds or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.
  You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.
  To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.
  To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

Prospectus

Shareholder Information - continued

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund, certain transactions through automatic investment or withdrawal programs, and certain transactions in the Select money market fund that are followed by a monthly account statement).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, Ohio 45273-8692.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in retirement accounts), for any reason, including solely due to declines in a fund's NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the last calculated NAV, minus the short-term trading fee for the Select stock funds, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each Select stock fund normally pays dividends and capital gain distributions in April and December.

Distributions you receive from the Select money market fund consist primarily of dividends. The Select money market fund normally declares dividends daily and pays them monthly.

Earning Dividends

For the Select money market fund, shares begin to earn dividends on the first business day following the day of purchase.

For the Select money market fund, shares earn dividends until, but not including, the next business day following the day of redemption.

When you exchange from a Select stock fund to the Select money market fund, you will earn dividends the next business day. When you exchange from the Select money market fund to a Select stock fund, you will earn dividends until, but not including, the next business day following the day of redemption. Exchange proceeds are paid from one Select fund to another in three business days. As a result, the delay in paying exchange proceeds when exchanging between the Select money market fund and a Select stock fund could result in a lower or more volatile Select money market fund yield.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. (Select stock funds only) Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Prospectus

Shareholder Information - continued

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. For the Select money market fund, if you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your Select stock fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of ___, FMR had approximately $__ billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each Select stock fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each Select stock fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for each Select stock fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each Select stock fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for each Select stock fund. As of ___, FIJ had approximately $___ in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each Select stock fund from time to time.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for the Select money market fund. FIMM is primarily responsible for choosing investments for the Select money market fund.

FIMM is an affiliate of FMR. As of ___, FIMM had approximately $____ billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each Select stock fund. FMRC is primarily responsible for choosing investments for each Select stock fund.

FMRC is an affiliate of FMR. As of ___, FMRC had approximately $____ in discretionary assets under management.

Pratima Abichandani is manager of Cyclical Industries, which she has managed since December 2000. She also manages other Fidelity funds. Since joining Fidelity in 1994, Ms. Abichandani has worked as a research analyst.

Praveen Abichandani is manager of Industrial Equipment, which he has managed since January 2000. Since joining Fidelity in 1998, Mr. Abichandani has worked as a research analyst and manager.

Telis Bertsekas is manager of Computers and Technology, which he has managed since June 2001 and January 2002, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Bertsekas has worked as a research analyst and manager.

Steve Calhoun is manager of Medical Equipment and Systems, which he has managed since January 2002. Since joining Fidelity in 1994, Mr. Calhoun has worked as a research analyst and manager.

Kelly Cardwell is manager of Automotive, which he has managed since July 2001. Since joining Fidelity in 1997, Mr. Cardwell has worked as a research analyst and manager.

Tim Cohen is manager of Telecommunications, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Cohen has worked as a research analyst and portfolio manager.

Jeffrey Feingold is manager of Financial Services and Home Finance, which he has managed since October 2001 and January 2001, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Feingold has worked as a research analyst and manager.

Valerie Friedholm is manager of Construction and Housing and Environmental, which she has managed since January 2002 and July 2001, respectively. Since joining Fidelity in 2000, Ms. Friedholm has worked as a research analyst and manager.

Matthew Fruhan is manager of Air Transportation and Defense and Aerospace, both of which he has managed since January 2001. Since joining Fidelity in 1995, Mr. Fruhan has worked as a research analyst and manager.

Ian Gutterman is manager ofInsurance, which he has managed since July 2001. Since joining Fidelity in 1999, Mr. Gutterman has worked as a research analyst andmanager.

Brian Hanson is manager of Retailing, which he has managed since February 2002. Since joining Fidelity in 1996, Mr. Hanson has worked as a research analyst and manager.

Charles Hebard is manager of Energy Service and Leisure, which he has managed since February 2002 and January 2001, respectively. Since joining Fidelity in 1998, Mr. Hebard has worked as a research analyst and manager.

Peter Hirsch is manager of Banking, which he has managed since February 2002. Since joining Fidelity in 1998, Mr. Hirsch has worked as a research analyst and manager.

Sonu Kalra is manager of Networking and Infrastructure, which he has managed since January 2002. Since joining Fidelity in 1998, Mr. Kalra has worked as a research analyst and portfolio manager.

Heather Lawrence is manager of Transportation, which she has managed since December 2001. Since joining Fidelity in 2001, Ms. Lawrence has worked as an analyst and manager.

Prospectus

Fund Services - continued

Gail Lese is manager of Food and Agriculture, which she has managed since January 2001. Since joining Fidelity in 1998, Ms. Lese has worked as a research analyst and manager.

Sanjeev Makan is manager of Medical Delivery, which he has managed since December 2000. Since joining Fidelity in 1997, Mr. Makan has worked as a research analyst andmanager.

Niel Marotta is manager of Gold, which he has managed since April 2000. Since joining Fidelity in 1997, Mr. Marotta has worked as a research analyst and manager.

James Morrow is manager of Business Services and Outsourcing, which he has managed since July 2001. Since joining Fidelity in 1999, Mr. Morrow has worked as a research analyst and manager.

Doug Nigen is manager of Natural Gas, which he has managed since July 2001. Since joining Fidelity in 1997, Mr. Nigen has worked as a research analyst and manager.

Scott Offen is manager of Energy and Natural Resources, both of which he has managed since September 1999. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Offen has worked as a research analyst and manager.

Shep Perkins is manager of Developing Communications and Wireless, which he has managed since June 2001 and September 2000, respectively. Since joining Fidelity Investments in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

Samuel Peters is manager of Electronics, which he has managed since February 2002. Since joining Fidelity in 1998, Mr. Peters has worked as a research analyst and manager.

John Porter is manager of Consumer Industries, which he has managed since September 1999. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Porter has worked as a research analyst and manager.

Vincent Rivers is manager of Paper and Forest Products, which he has managed since October 2001. Since joining Fidelity in 2000, Mr. Rivers has worked as a research analyst and manager.

John Roth is manager of Utilities Growth, which he has managed since November 1999. Since joining Fidelity in 1999, Mr. Roth has worked as a research analyst and manager.

Mark Schmehl is manager of Industrial Materials, which he has managed since December 2000. Since joining Fidelity in 1999, Mr. Schmehl has worked as a research analyst andmanager.

Joshua Spencer is manager of Brokerage and Investment Management, which he has managed since January 2002. Since joining Fidelity in August 2000, Mr. Spencer has worked as a research analyst and manager.

Yolanda Strock is manager of Health Care and Pharmaceuticals, which she has managed since June 2000 and June 2001, respectively. She also manages other Fidelity funds. Since joining Fidelity in 1997, Ms. Strock has worked as a research analyst and manager.

Victor Thay is manager of Multimedia, which he has managed since January 2001. Since joining Fidelity in 1995, Mr. Thay has worked as a research analyst and manager.

Brian Younger is manager of Biotechnology, which he has managed since September 2000. Since joining Fidelity in June 1995, Mr. Younger has worked as a research analyst andmanager.

Jonathan Zang is manager of Chemicals, which he has managed since September 1999. Since joining Fidelity in 1997, Mr. Zang has worked as a research analyst and manager.

Christian Zann is manager of Software and Computer Services, which he has managed since December 2001. Since joining Fidelity in 1996 Mr. Zann has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. For the Select stock funds, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The monthly management fee for the Select money market fund is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For the Select money market fund, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for each Select stock fund or 0.37% for the Select money market fund, and it drops as total assets under management increase.

For February 2002, the group fee rate was __% for each Select stock fund and the group fee rate was ___% for the Select money market fund. The individual fund fee rate is 0.30% for each Select stock fund.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended February 28, 2002, for each fund is shown in the table below.

Prospectus

Fund Services - continued

Total Management Fee
Air Transportation	%
Automotive	%
Banking	%
Biotechnology	%
Brokerage and Investment Management	%
Business Services and Outsourcing	%
Chemicals	%
Computers	%
Construction and Housing	%
Consumer Industries	%
Cyclical Industries	%
Defense and Aerospace	%
Developing Communications	%
Electronics	%
Energy	%
Energy Service	%
Environmental	%
Financial Services	%
Food and Agriculture	%
Gold	%
Health Care	%
Home Finance	%
Industrial Equipment	%
Industrial Materials	%
Insurance	%
Leisure	%
Medical Delivery	%
Medical Equipment and Systems	%
Multimedia	%
Natural Gas	%
Natural Resources	%
Networking and Infrastructure	%
Paper and Forest Products	%
Pharmaceuticals	%
Retailing	%
Software and Computer Services	%
Technology	%
Telecommunications	%
Transportation	%
Utilities Growth	%
Total Management Fee
Wireless	%
Money Market	%

[A After reimbursement.]

[B] Prior to April 1, 2001, the Select money market fund paid FMR a management fee composed of a group fee, an individual fund fee of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

FMR pays FIMM, FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a fund's expenses and boost its performance.

[As of ___, approximately __% [and __%] of [Name(s) of Fund(s)]'s total outstanding shares [, respectively,] were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].]

Fund Distribution

FDC distributes each fund's shares.

You may pay a sales charge when you buy your shares.

FDC collects the sales charge.

Each Select stock fund's sales charge may be reduced if you buy shares directly through Fidelity (that is, through a Fidelity brokerage account or a Fidelity mutual fund account) or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest in a fund, plus the value of your current fund balance, must fall within the ranges shown below. Purchases made through, or with assistance or intervention from, a non-Fidelity investment professional are not eligible for a sales charge reduction.

	Sales Charge
Ranges	As a % of offering price	As an approximate % of net amount invested
$0 - $249,999	3.00%	3.09%
$250,000 - $499,999	2.00%	2.04%
$500,000 - $999,999	1.00%	1.01%
$1,000,000 or more	none	none

FDC may pay a portion of sales charge proceeds to securities dealers who have sold a fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales activities. The sales charge paid to qualified recipients is 1.50% of a fund's offering price.

The sales charge will also be reduced by the percentage of any sales charge you previously paid on investments in other Fidelity funds or by the percentage of any sales charge you would have paid if the reductions in the table above had not existed. These sales charge credits only apply to purchases made in one of the ways listed below, and only if you continuously owned Fidelity fund shares, maintained a Fidelity brokerage core, or participated in The CORPORATEplan for Retirement Program.

1. By exchange from another Fidelity fund.

2. With proceeds from a transaction in a Fidelity brokerage core, including any free credit balance, core money market fund, or margin availability, to the extent such proceeds were derived from redemption proceeds from another Fidelity fund.

3. As a participant in The CORPORATEplan for Retirement Program when shares are bought through plan-qualified loan repayments, and for exchanges into and out of the Managed Income Portfolio.

A fund's sales charge will not apply:

1. If you buy shares as part of an employee benefit plan having more than 200 eligible employees or a minimum of $3 million in plan assets invested in Fidelity mutual funds.

2. To shares in a Fidelity account bought with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account.)

3. If you are a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more.

4. If you buy shares for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code).

5. If you are an investor participating in the Fidelity Trust Portfolios program.

6. To shares bought by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager.

7. To shares bought through Portfolio Advisory Services or Fidelity Charitable Advisory Services.

8. If you are a current or former trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee.

Prospectus

Fund Services - continued

9. If you are a bank trust officer, registered representative, or other employee of a qualified recipient, as defined on page P-83.

More detailed information about waivers (1), (2), and (5) is contained in the statement of additional information (SAI). A representative of your plan or organization should call Fidelity for more information.

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive sales concessions and payments made pursuant to a Distribution and Service Plan, qualified recipients must sign the appropriate agreement with FDC in advance.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each fund's financial history for the past 5 years or, if shorter, the period of the fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by _____, independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]

Prospectus

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus).Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3114

Fidelity, Select Portfolios, Fidelity Investments & (Pyramid) Design, FAST, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.701898.105 SEL-pro-0402

FIDELITY® SELECT PORTFOLIOS®

AIR TRANSPORTATION PORTFOLIO, AUTOMOTIVE PORTFOLIO, BANKING PORTFOLIO, BIOTECHNOLOGY PORTFOLIO, BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO, BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CHEMICALS PORTFOLIO, COMPUTERS PORTFOLIO, CONSTRUCTION AND HOUSING PORTFOLIO, CONSUMER INDUSTRIES PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, DEFENSE AND AEROSPACE PORTFOLIO, DEVELOPING COMMUNICATIONS PORTFOLIO, ELECTRONICS PORTFOLIO, ENERGY PORTFOLIO, ENERGY SERVICE PORTFOLIO, ENVIRONMENTAL PORTFOLIO, FINANCIAL SERVICES PORTFOLIO, FOOD AND AGRICULTURE PORTFOLIO, GOLD PORTFOLIO, HEALTH CARE PORTFOLIO, HOME FINANCE PORTFOLIO, INDUSTRIAL EQUIPMENT PORTFOLIO, INDUSTRIAL MATERIALS PORTFOLIO, INSURANCE PORTFOLIO, LEISURE PORTFOLIO, MEDICAL DELIVERY PORTFOLIO, MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO, MULTIMEDIA PORTFOLIO, NATURAL GAS PORTFOLIO, NATURAL RESOURCES PORTFOLIO, NETWORKING AND INFRASTRUCTURE PORTFOLIO, PAPER AND FOREST PRODUCTS PORTFOLIO, PHARMACEUTICALS PORTFOLIO, RETAILING PORTFOLIO, SOFTWARE AND COMPUTER SERVICES PORTFOLIO, TECHNOLOGY PORTFOLIO, TELECOMMUNICATIONS PORTFOLIO, TRANSPORTATION PORTFOLIO, UTILITIES GROWTH PORTFOLIO, WIRELESS PORTFOLIO, AND MONEY MARKET PORTFOLIO

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2002

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of the prospectus, dated April 29, 2002, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Performance	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Board Approval of the Existing Investment Advisory Contracts	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Appendix	<Click Here>

SEL-ptb-0402

1.474722.105

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

Investment Limitations of each Select stock fund (except Business Services and Outsourcing Portfolio, Cyclical Industries Portfolio, Medical Equipment and Systems Portfolio, Natural Resources Portfolio, Networking and Infrastructure Portfolio, Pharmaceuticals Portfolio, and Wireless Portfolio)

The following are the funds' fundamental investment limitations set forth in their entirety. A fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer, if, as a result, less than 25% of the total assets of the fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to Gold Portfolio (see below); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.

Additional fundamental investment limitations of certain of the Select stock funds.

Gold Portfolio may not:

(9) purchase any precious metal if, as a result, more than 50% of its total assets would be invested in precious metals; or

(10) purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Financial Services Portfolio, Banking Portfolio, and Home Finance Portfolio may not:

(9) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following are non-fundamental limitations for each Select stock fund (except Business Services and Outsourcing Portfolio, Cyclical Industries Portfolio, Medical Equipment and Systems Portfolio, Natural Resources Portfolio, Networking and Infrastructure Portfolio, Pharmaceuticals Portfolio, and Wireless Portfolio), which may be changed without shareholder approval.

(i) For each fund (except Home Finance, Financial Services, and Banking), in order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 15% of a fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the funds.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), Fidelity Management & Research Company (FMR) considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity. For each of Brokerage and Investment Management and Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

For purposes of limitations (9) and (10) for Gold Portfolio, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of gold or other precious metals as investments in precious metals.

For the funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 12.

Investment Limitations of Business Services and Outsourcing Portfolio, Cyclical Industries Portfolio, Medical Equipment and Systems Portfolio, and Natural Resources Portfolio

The following are the funds' fundamental investment limitations set forth in their entirety. A fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to Natural Resources Portfolio (see below); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Additional fundamental investment limitation of Natural Resources Portfolio

Natural Resources Portfolio may not:

(9) purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

The following are non-fundamental limits for Business Services and Outsourcing Portfolio, Cyclical Industries Portfolio, Medical Equipment and Systems Portfolio, and Natural Resources Portfolio, which may be changed without shareholder approval.

(i) For each fund, in order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For purposes of limitation (9) for Natural Resources Portfolio, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of precious metals as investments in precious metals.

For the funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 12.

Investment Limitations of Networking and Infrastructure Portfolio and Wireless Portfolio

The following are the funds' fundamental investment limitations set forth in their entirety. A fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following are non-fundamental limitations for Networking and Infrastructure Portfolio and Wireless Portfolio, which may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 12.

Investment Limitations of Pharmaceuticals Portfolio

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(4) purchase the securities of any issuer if, as a result, less than 25% of the total assets of the fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following are non-fundamental limitations for Pharmaceuticals Portfolio, which may be changed without shareholder approval.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 12.

Investment Limitations of Select Money Market Portfolio (money market fund)

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or

(9) invest in companies for the purpose of exercising control or management.

(10) In addition the fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.

The following are the fund's non-fundamental limitations which may be changed without shareholder approval.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to purchase physical commodities or purchase or sell futures contracts based on physical commodities.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Brokerage and Investment Management Portfolio. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.

Financial Services Portfolio. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.

Multimedia Portfolio. The extent to which the fund may invest in corporate broadcast licensees is limited by Federal Communications Commission regulations.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of each Select stock fund's policy of investing at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, FMR considers a company to be principally engaged in a designated business activity if: (i) at least 50% of a company's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity. For each of Brokerage and Investment Management and Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Domestic and Foreign Investments(money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

Futures and Options. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Limitations on Futures and Options Transactions. Each Select stock fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each Select stock fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' (other than the money market fund's) investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Gold Portfolio and Natural Resources Portfolio may purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The funds will purchase precious metals-indexed securities only when FMR is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the funds, and may have maturities of one year or more. In addition, the securities may be subject to being put by a fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's (S&P), or Fitch Inc., or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the net asset value per share (NAV) of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Temporary Defensive Policies. Each Select stock fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any commissions; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services, including research, provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.

Securities may be purchased from underwriters at prices that include underwriting fees.

Ordinarily commissions are not charged on OTC orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive commissions for their services.

Each fund may execute portfolio transactions with brokers or dealers that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the funds. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether commissions are reasonable, neither FMR nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of commissions or otherwise.

Brokers or dealers that execute transactions for a fundmay receive commissions that are in excess of the amount of commissions that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher commissions, FMR will make a good faith determination that the commissions are reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS) and Fidelity Brokerage Services (Japan) LLC (FBSJ), provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR may also place trades with REDIBook ECN LLC (REDIBook), an electronic communication network (ECN) in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to August 28, 2000, FMR placed trades with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to brokers or dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended February 28, 2002 and 2001, the portfolio turnover rates for each Select stock fund are presented in the table below. [Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.]

Turnover Rates	Fiscal 2002	Fiscal 2001
Air Transportation	%	%
Automotive	%	%
Banking	%	%
Biotechnology	%	%
Brokerage and Investment Management	%	%
Business Services and Outsourcing	%	%
Chemicals	%	%
Computers	%	%
Construction and Housing	%	%
Consumer Industries	%	%
Cyclical Industries	%	%
Defense and Aerospace	%	%
Developing Communications	%	%
Electronics	%	%
Energy	%	%
Energy Service	%	%
Environmental	%	%
Financial Services	%	%
Food and Agriculture	%	%
Gold	%	%
Health Care	%	%
Home Finance	%	%
Industrial Equipment	%	%
Industrial Materials	%	%
Turnover Rates	Fiscal 2002	Fiscal 2001
Insurance	%	%
Leisure	%	%
Medical Delivery	%	%
Medical Equipment and Systems	%	%
Multimedia	%	%
Natural Gas	%	%
Natural Resources	%	%
Networking and Infrastructure	%	%
Paper and Forest Products	%	%
Pharmaceuticals	%	%
Retailing	%	%
Software and Computer Services	%	%
Technology	%	%
Telecommunications	%	%
Transportation	%	%
Utilities Growth	%	%
Wireless	%	%

[A Annualized]

A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. The following tables show the brokerage commissions paid by each Select stock fund. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year. [For the fiscal years ended February 28, _____, ____ and _____, the Select money market fund paid no brokerage commissions.]

The following table shows the total amount of brokerage commissions paid by each [Select stock] fund.

Fund	Fiscal Year Ended	Total Amount Paid
Air Transportation	February 28
2002		$
2001		$
2000(dagger)		$
Automotive
2002		$
2001		$
2000(dagger)		$
Banking
2002		$
2001		$
2000(dagger)		$
Biotechnology
2002		$
2001		$
2000(dagger)		$
Brokerage and Investment Management
2002		$
2001		$
2000(dagger)		$
Business Services and Outsourcing
2002		$
2001		$
2000(dagger)		$
Fund	Fiscal Year Ended	Total Amount$ Paid
Chemicals	February 28
2002		$
2001		$
2000(dagger)		$
Computers
2002		$
2001		$
2000(dagger)		$
Construction and Housing
2002		$
2001		$
2000(dagger)		$
Consumer Industries
2002		$
2001		$
2000(dagger)		$
Cyclical Industries
2002		$
2001		$
2000(dagger)		$
Defense and Aerospace
2002		$
2001		$
2000(dagger)		$
Developing Communications
2002		$
2001		$
2000(dagger)		$
Electronics
2002		$
2001		$
2000(dagger)		$
Energy
2002		$
2001		$
2000(dagger)		$
Energy Service
2002		$
2001		$
2000(dagger)		$
Environmental
2002		$
2001		$
2000(dagger)		$
Financial Services
2002		$
2001		$
2000(dagger)		$
Food and Agriculture
2002		$
2001		$
2000(dagger)		$
Fund	Fiscal Year Ended	Total Amount Paid
Gold	February 28
2002		$
2001		$
2000(dagger)		$
Health Care
2002		$
2001		$
2000(dagger)		$
Home Finance
2002		$
2001		$
2000(dagger)		$
Industrial Equipment
2002		$
2001		$
2000(dagger)		$
Industrial Materials
2002		$
2001		$
2000(dagger)		$
Insurance
2002		$
2001		$
2000(dagger)		$
Leisure
2002		$
2001		$
2000(dagger)		$
Medical Delivery
2002		$
2001		$
2000(dagger)		$
Medical Equipment and Systems
2002		$
2001		$
2000(dagger)		$
Multimedia
2002		$
2001		$
2000(dagger)		$
Natural Gas
2002		$
2001		$
2000(dagger)		$
Natural Resources
2002		$
2001		$
2000(dagger)		$
Networking and Infrastructure
2002		$
2001*		$
Fund	Fiscal Year Ended	Total Amount Paid
Paper and Forest Products	February 28
2002		$
2001		$
2000(dagger)		$
Pharmaceuticals
2002**		$
Retailing
2002		$
2001		$
2000(dagger)		$
Software and Computer Services
2002		$
2001		$
2000(dagger)		$
Technology
2002		$
2001		$
2000(dagger)		$
Telecommunications
2002		$
2001		$
2000(dagger)		$
Transportation
2002		$
2001		$
2000(dagger)		$
Utilities Growth
2002		$
2001		$
2000(dagger)		$
Wireless
2002		$
2001*		$
Money Market
2002		$
2001		$
2000(dagger)		$

(dagger) Fiscal year ended February 29.

* Networking and Infrastructure and Wireless commenced operations on September 21, 2000.

** Pharmaceuticals commenced operations on June 18, 2001.

[The [first] table below shows the total amount of brokerage commissions paid by each [Select stock] fund to NFS, NFSC, FBSJ, and REDIBook, as applicable, for the past three fiscal years. [The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to [NFS] [,/and] [NFSC] [,/and] [FBSJ] [,][and] [REDIBook] for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 2002. [NFS] [,/and] [NFSC] [,/and] [FBSJ] [,][and] [REDIBook]] [is/are] paid on a commission basis.]

		Total Amount Paid
Fund	Fiscal Year Ended	To NFS	To NFSC	To FBSJ	To REDIBook
Air Transportation	February 28
2002		$	$	$	$
2001
2000(dagger)
Automotive
2002		$	$	$	$
2001
2000(dagger)
Banking
2002
2001
2000(dagger)
Biotechnology
2002
2001
2000(dagger)
Brokerage and Investment Management
2002
2001
2000(dagger)
Business Services and Outsourcing
2002
2001
2000(dagger)
Chemicals
2002
2001
2000(dagger)
Computers
2002
2001
2000(dagger)
Construction and Housing
2002
2001
2000(dagger)
Consumer Industries
2002
2001
2000(dagger)
Cyclical Industries
2002
2001
2000(dagger)
Defense and Aerospace
2002
2001
2000(dagger)
Developing Communications
2002
2001
2000(dagger)
		Total Amount Paid
Fund	Fiscal Year Ended	To NFS	To NFSC	To FBSJ	To REDIBook
Electronics	February 28	$	$	$	$
2002
2001
2000(dagger)
Energy
2002
2001
2000(dagger)
Energy Service
2002
2001
2000(dagger)
Environmental
2002
2001
2000(dagger)
Financial Services
2002
2001
2000(dagger)
Food and Agriculture
2002
2001
2000(dagger)
Gold
2002
2001
2000(dagger)
Health Care
2002
2001
2000(dagger)
Home Finance
2002
2001
2000(dagger)
Industrial Equipment
2002
2001
2000(dagger)
Industrial Materials
2002
2001
2000(dagger)
Insurance
2002
2001
2000(dagger)
Leisure
2002
2001
2000(dagger)
		Total Amount Paid
Fund	Fiscal Year Ended	To NFS	To NFSC	To FBSJ	To REDIBook
Medical Delivery	February 28
2002
2001
2000(dagger)
Medical Equipment and Systems
2002
2001
2000(dagger)
Multimedia
2002
2001
2000(dagger)
Natural Gas
2002
2001
2000(dagger)
Natural Resources
2002
2001
2000(dagger)
Networking and Infrastructure
2002
2001*
Paper and Forest Products
2002
2001
2000(dagger)
Pharmaceuticals
2002**
Retailing
2002
2001
2000(dagger)
Software and Computer Services
2002
2001
2000(dagger)
Technology
2002
2001
2000(dagger)
Telecommunications
2002
2001
2000(dagger)
Transportation
2002
2001
2000(dagger)
Utilities Growth
2002
2001
2000(dagger)
		Total Amount Paid
Fund	Fiscal Year Ended	To NFS	To NFSC	To FBSJ	To REDIBook
Wireless	February 28
2002
2001*
Money Market
2002
2001
2000(dagger)

(dagger) Fiscal year ended February 29.

* Networking and Infrastructure and Wireless commenced operations on September 21, 2000.

** Pharmaceuticals commenced operations on June 18, 2001.

Fund	Fiscal Year Ended 2002	[% of Aggregate Commissions Paid to NFS]	[% of Aggregate Dollar Amount of Transactions Effected through NFS]	[% of Aggregate Commissions Paid to NFSC]	[% of Aggregate Dollar Amount of Transactions Effected through NFSC]	[% of Aggregate Commissions Paid to FBSJ]	[% of Aggregate Dollar Amount of Transactions Effected through FBSJ]	[% of Aggregate Commissions Paid to REDIBook]	[% of Aggregate Dollar Amount of Transactions Effected through REDIBook]
Air Transportation	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Automotive	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Banking	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Biotechnology	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Brokerage and Investment Management	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Business Services and Outsourcing	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Chemicals	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Computers	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Construction and Housing	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Consumer Industries	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Cyclical Industries	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Defense and Aerospace	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Developing Communications	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Electronics	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Energy	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Fund	Fiscal Year Ended 2002	[% of Aggregate Commissions Paid to NFS]	[% of Aggregate Dollar Amount of Transactions Effected through NFS]	[% of Aggregate Commissions Paid to NFSC]	[% of Aggregate Dollar Amount of Transactions Effected through NFSC]	[% of Aggregate Commissions Paid to FBSJ]	[% of Aggregate Dollar Amount of Transactions Effected through FBSJ]	[% of Aggregate Commissions Paid to REDIBook]	[% of Aggregate Dollar Amount of Transactions Effected through REDIBook]
Energy Service	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Environmental	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Financial Services	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Food and Agriculture	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Gold	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Health Care	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Home Finance	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Industrial Equipment	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Industrial Materials	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Insurance	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Leisure	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Medical Delivery	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Medical Equipment and Systems	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Multimedia	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Natural Gas	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Natural Resources	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Networking and Infrastructure	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Paper and Forest Products	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Pharmaceuticals*	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Retailing	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Software and Computer Services	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Technology	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Fund	Fiscal Year Ended 2002	[% of Aggregate Commissions Paid to NFS]	[% of Aggregate Dollar Amount of Transactions Effected through NFS]	[% of Aggregate Commissions Paid to NFSC]	[% of Aggregate Dollar Amount of Transactions Effected through NFSC]	[% of Aggregate Commissions Paid to FBSJ]	[% of Aggregate Dollar Amount of Transactions Effected through FBSJ]	[% of Aggregate Commissions Paid to REDIBook]	[% of Aggregate Dollar Amount of Transactions Effected through REDIBook]
Telecommunications	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Transportation	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Utilities Growth	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Wireless	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]
Money Market	February 28	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]	[ %]

* Pharmaceuticals commenced operations on June 18, 2001.

[(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, [NFS] [,/and] [NFSC] [,/and] [FBSJ] [,] [and] [REDIBook] is a result of the low commission rates charged by [NFS] [,/and] [NFSC] [,/and] [FBSJ] [,] [and] [REDIBook].]

[(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, [NFS] [,/and] [NFSC] [,][and] [FBSJ] is a result of [NFS's] [,/and] [NFSC's] [,] [and] [FBSJ's] use of a portion of the commissions paid by [the/a] fund to reduce that fund's custodian or transfer agent fees.]

[(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, [NFS] [,/and] [NFSC] [,] [and] [FBSJ] is a result of [NFS's] [,/and] [NFSC's] [,] [and] [FBSJ's] use of a portion of the commissions paid by the fund to reduce that fund's custodian or transfer agent fees./The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, [NFS] [,/and] [NFSC] [,] [and] [FBSJ] reflects the relatively low rate of commissions paid on futures transactions.]

[The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2002.

Fund	Fiscal Year Ended 2002	$ Amount of Commissions Paid to Firms for Providing Research Services**	$ Amount of Brokerage Transactions Involved**
Air Transportation	February 28
Automotive	February 28
Banking	February 28
Biotechnology	February 28
Brokerage and Investment Management	February 28
Business Services and Outsourcing	February 28
Chemicals	February 28
Computers	February 28
Construction and Housing	February 28
Consumer Industries	February 28
Cyclical Industries	February 28
Defense and Aerospace	February 28
Developing Communications	February 28
Electronics	February 28
Energy	February 28
Energy Service	February 28
Environmental	February 28
Financial Services	February 28
Food and Agriculture	February 28
Gold	February 28
Health Care	February 28
Home Finance	February 28
Industrial Equipment	February 28
Industrial Materials	February 28
Insurance	February 28
Leisure	February 28
Medical Delivery	February 28
Medical Equipment and Systems	February 28
Multimedia	February 28
Natural Gas	February 28
Natural Resources	February 28
Networking and Infrastructure	February 28
Paper and Forest Products	February 28
Pharmaceuticals*	February 28
Retailing	February 28
Software and Computer Services	February 28
Technology	February 28
Telecommunications	February 28
Transportation	February 28
Utilities Growth	February 28
Wireless	February 28
Money Market	February 28

* Pharmaceuticals commenced operations on June 18, 2001.

** The provision of research services was not necessarily a factor in the placement of all this business with such firms.]

[For the fiscal year ended February 28, 2002, [each fund/[Name(s) of Fund(s)]] paid no brokerage commissions to firms for providing research services.]

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Select Stock Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

The Select Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE

A fund may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. The share price of a fund (other than a money market fund), the yield of a money market fund, and return fluctuate in response to market conditions and other factors, and the value of a fund's (other than a money market fund's) shares when redeemed may be more or less than their original cost.

Yield Calculations (The Select Money Market Fund).To compute the yield for the money market fund for a period, the net change in value of a hypothetical investment in one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the investment at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The money market fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the money market fund may quote yields in advertising based on any historical seven-day period. Yields for the money market fund are calculated on the same basis as other money market funds, as required by applicable regulation.

Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

Return Calculations. Returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a fund's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a fund's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax and, for each Select stock fund, an after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on individual circumstances. After-tax returns are not relevant if shares are held in a retirement account or in another tax-deferred arrangement. Returns may or may not include the effect of a fund's maximum sales charge, the effect of a Select stock fund's short-term trading fee, or the effect of a fund's small balance maintenance fee. Excluding a fund's sales charge, short-term trading fee, or small balance maintenance fee from a return calculation produces a higher return figure. Returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Net Asset Value. Charts and graphs using a fund's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.

Moving Averages. A Select stock fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. The 13-week and 39-week short-term moving averages for each fund are shown in the table below.

Fund	13-Week Short-Term Moving Average	39-Week Short-Term Moving Average
Air Transportation*	$	$
Automotive*	$	$
Banking*	$	$
Fund	13-Week Short-Term Moving Average	39-Week Short-Term Moving Average
Biotechnology*	$	$
Brokerage and Investment Management*	$	$
Business Services and Outsourcing*	$	$
Chemicals*	$	$
Computers*	$	$
Construction and Housing*	$	$
Consumer Industries*	$	$
Cyclical Industries*	$	$
Defense and Aerospace*	$	$
Developing Communications*	$	$
Electronics*	$	$
Energy*	$	$
Energy Service*	$	$
Environmental*	$	$
Financial Services*	$	$
Food and Agriculture*	$	$
Gold*	$	$
Health Care*	$	$
Home Finance*	$	$
Industrial Equipment*	$	$
Industrial Materials*	$	$
Insurance*	$	$
Leisure*	$	$
Medical Delivery	$	$
Medical Equipment and Systems*	$	$
Multimedia*	$	$
Natural Gas*	$	$
Natural Resources*	$	$
Networking and Infrastructure*	$	$
Paper and Forest Products*	$	$
Pharmaceuticals*	$	$
Retailing*	$	$
Software and Computer Services*	$	$
Technology*	$	$
Telecommunications*	$	$
Transportation*	$	$
Utilities Growth*	$	$
Wireless*	$	$

* On February 28, 2002.

[Returns include the effect of the fund's 0.75% redemption fee (short-term trading fee), applicable to shares held less than 30 days.]

Historical Fund Results. The following table shows the Select money market fund's 7-day yield and each fund's returns for the fiscal periods ended February 28, 2002. Each Select fund has a 3.00% sales charge, which is included in the average annual and cumulative returns.

	Average Annual Returns
Fund	One Year	Five Years	Ten Years/ Life of Fund*
Air Transportation
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Automotive
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Banking
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Biotechnology
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Brokerage and Investment Management
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Business Services and Outsourcing
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Chemicals
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Computers
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Construction and Housing
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Consumer Industries
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
	Average Annual Returns
Fund	One Year	Five Years	Ten Years/ Life of Fund*
Cyclical Industries
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Defense and Aerospace
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Developing Communications
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Electronics
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Energy
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Energy Service
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Environmental
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Financial Services
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Food and Agriculture
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Gold
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
	Average Annual Returns
Fund	One Year	Five Years	Ten Years/ Life of Fund*
Health Care
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Home Finance
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Industrial Equipment
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Industrial Materials
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Insurance
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Leisure
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Medical Delivery
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Medical Equipment and Systems
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Multimedia
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Natural Gas
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
	Average Annual Returns
Fund	One Year	Five Years	Ten Years/ Life of Fund*
Natural Resources
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Networking and Infrastructure
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Paper and Forest Products
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Retailing
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Software and Computer Services
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Technology
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Telecommunications
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Transportation
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares
Utilities Growth	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Wireless
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
	Average Annual Returns
	Seven-Day Yield	One Year	Five Years	Ten Years/ Life of Fund*
Money Market	%	%	%	%

 * From commencement of operations (April 21, 1993 for Natural Gas, March 3, 1997 for Cyclical Industries and Natural Resources, February 4, 1998 for Business Services and Outsourcing, April 28, 1998 for Medical Equipment and Systems, September 21, 2000 for Networking and Infrastructure and Wireless).

	Cumulative Returns
Fund	One Year	Five Years	Ten Years/ Life of Fund*(dagger)
Air Transportation	%	%	%
Automotive	%	%	%
Banking	%	%	%
Biotechnology	%	%	%
Brokerage and Investment Management	%	%	%
Business Services and Outsourcing	%	%	%
Chemicals	%	%	%
Computers	%	%	%
Construction and Housing	%	%	%
Consumer Industries	%	%	%
Cyclical Industries	%	%	%
Defense and Aerospace	%	%	%
Developing Communications	%	%	%
Electronics	%	%	%
Energy	%	%	%
Energy Service	%	%	%
Environmental	%	%	%
Financial Services	%	%	%
Food and Agriculture	%	%	%
Gold	%	%	%
Health Care	%	%	%
Home Finance	%	%	%
Industrial Equipment	%	%	%
Industrial Materials	%	%	%
Insurance	%	%	%
Leisure	%	%	%
Medical Delivery	%	%	%
Medical Equipment and Systems	%	%	%
Multimedia	%	%	%
Natural Gas	%	%	%
Natural Resources	%	%	%
Networking and Infrastructure	%	%	%
Paper and Forest Products	%	%	%
Pharmaceuticals	%	%	%
Retailing	%	%	%
	Cumulative Returns
Fund	One Year	Five Years	Ten Years/ Life of Fund*(dagger)
Software and Computer Services	%	%	%
Technology	%	%	%
Telecommunications	%	%	%
Transportation	%	%	%
Utilities Growth	%	%	%
Wireless	%	%	%
Money Market	%	%	%

 * From commencement of operations (April 21, 1993 for Natural Gas, March 3, 1997 for Cyclical Industries and Natural Resources, February 4, 1998 for Business Services and Outsourcing, April 28, 1998 for Medical Equipment and Systems, September 21, 2000 for Networking and Infrastructure and Wireless, and June 18, 2001 for Pharmaceuticals).

(dagger) Returns for periods of less than one year are not annualized.

[Note: If FMR had not reimbursed certain fund expenses during these periods, [Name(s) of Fund(s) in Reimbursement]'s returns would have been lower.]

The following tables show the income and capital elements of each fund's cumulative return. The tables compare each fund's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how each fund's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because the Select money market fund invests in short-term debt securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than an investment such as the fund. Each of the Select stock funds has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the 10-year period ended February 28, 2002 or life of each fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Air Transportation would have grown to $_____, including the effect of the fund's maximum sales charge.

AIR TRANSPORTATION					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gains Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Air Transportation on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Automotive would have grown to $___, including the effect of the fund's maximum sales charge.

AUTOMOTIVE					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gains Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Automotive on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Banking would have grown to $___, including the effect of the fund's maximum sales charge.

BANKING					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gains Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Banking on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Biotechnology would have grown to $___, including the effect of the fund's maximum sales charge.

BIOTECHNOLOGY					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Biotechnology on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Brokerage and Investment Management would have grown to $___, including the effect of the fund's maximum sales charge.

BROKERAGE AND INVESTMENT MANAGEMENT					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Brokerage and Investment Management on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the period from February 4, 1998 (commencement of operations) to February 28, 2002, a hypothetical $10,000 investment in Business Services and Outsourcing would have grown to $___, including the effect of the fund's maximum sales charge.

BUSINESS SERVICES AND OUTSOURCING					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998*	$	$	$	$	$	$	$

* From February 4, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Business Services and Outsourcing on February 4, 1998, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Chemicals would have grown to $___, including the effect of the fund's maximum sales charge.

CHEMICALS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Chemicals on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Computers would have grown to $___, including the effect of the fund's maximum sales charge.

COMPUTERS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Computers on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Construction and Housing would have grown to $___, including the effect of the fund's maximum sales charge.

CONSTRUCTION AND HOUSING					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Construction and Housing on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Consumer Industries would have grown to $___, including the effect of the fund's maximum sales charge.

CONSUMER INDUSTRIES					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Consumer Industries on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the period from March 3, 1997 (commencement of operations) to February 28, 2002, a hypothetical $10,000 investment in Cyclical Industries would have grown to $___, including the effect of the fund's maximum sales charge.

CYCLICAL INDUSTRIES					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998*	$	$	$	$	$	$	$

* From March 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Cyclical Industries on March 3, 1997, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Defense and Aerospace would have grown to $___, including the effect of the fund's maximum sales charge.

DEFENSE AND AEROSPACE					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Defense and Aerospace on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Developing Communications would have grown to $___, including the effect of the fund's maximum sales charge.

DEVELOPING COMMUNICATIONS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Developing Communications on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Electronics would have grown to $___, including the effect of the fund's maximum sales charge.

ELECTRONICS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Electronics on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002 a hypothetical $10,000 investment in Energy would have grown to $___, including the effect of the fund's maximum sales charge.

ENERGY					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Energy on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Energy Service would have grown to $___, including the effect of the fund's maximum sales charge.

ENERGY SERVICE					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Energy Service on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Environmental would have grown to $___, including the effect of the fund's maximum sales charge.

ENVIRONMENTAL					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Environmental on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Financial Services would have grown to $___, including the effect of the fund's maximum sales charge.

FINANCIAL SERVICES					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Financial Services on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Food and Agriculture would have grown to $___, including the effect of the fund's maximum sales charge.

FOOD AND AGRICULTURE					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Food and Agriculture on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Gold would have grown to $___, including the effect of the fund's maximum sales charge.

GOLD					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Gold on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Health Care would have grown to $__, including the effect of the fund's maximum sales charge.

HEALTH CARE					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Health Care on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Home Finance would have grown to $__, including the effect of the fund's maximum sales charge.

HOME FINANCE					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Home Finance on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Industrial Equipment would have grown to $__, including the effect of the fund's maximum sales charge.

INDUSTRIAL EQUIPMENT					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Industrial Equipment on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Industrial Materials would have grown to $___, including the effect of the fund's maximum sales charge.

INDUSTRIAL MATERIALS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Industrial Materials on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Insurance would have grown to $__, including the effect of the fund's maximum sales charge.

INSURANCE					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Insurance on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Leisure would have grown to $__, including the effect of the fund's maximum sales charge.

LEISURE					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Leisure on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Medical Delivery would have grown to $__, including the effect of the fund's maximum sales charge.

MEDICAL DELIVERY					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Medical Delivery on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the period from April 28, 1998 (commencement of operations) to February 28, 2002, a hypothetical $10,000 investment in Medical Equipment and Systems would have grown to $__, including the effect of the fund's maximum sales charge.

MEDICAL EQUIPMENT AND SYSTEMS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999*	$	$	$	$	$	$	$

* From April 28, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Medical Equipment and Systems on April 28, 1998, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Money Market would have grown to $___, including the effect of the fund's maximum sales charge.

MONEY MARKET					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Money Market on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends [and $___ for capital gain distributions]. [The Select money market fund did not distribute any capital gains during the period.]

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Multimedia would have grown to $__, including the effect of the fund's maximum sales charge.

MULTIMEDIA					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Multimedia on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the period from April 21, 1993 (commencement of operations) to February 28, 2002, a hypothetical $10,000 investment in Natural Gas would have grown to $__, including the effect of the fund's maximum sales charge.

NATURAL GAS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994*	$	$	$	$	$	$	$

* From April 21, 1993 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Natural Gas on April 21, 1993, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the period from March 3, 1997 (commencement of operations) to February 28, 2002, a hypothetical $10,000 investment in Natural Resources would have grown to $__, including the effect of the fund's maximum sales charge.

NATURAL RESOURCES					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998*	$	$	$	$	$	$	$

* From March 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Natural Resources on March 3, 1997, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the period from September 21, 2000 (commencement of operations) to February 28, 2002, a hypothetical $10,000 investment in Networking and Infrastructure would have grown to $___, including the effect of the fund's maximum sales charge.

NETWORKING AND INFRASTRUCTURE					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2002	$	$	$	$	$	$	$
2001*	$	$	$	$	$	$	$

* From September 21, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Networking and Infrastructure on September 21, 2000, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Paper and Forest Products would have grown to $___, including the effect of the fund's maximum sales charge.

PAPER AND FOREST PRODUCTS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Paper and Forest Products on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the period from June 18, 2001 (commencement of operations) to February 28, 2002, a hypothetical $10,000 investment in Pharmaceuticals would have grown to $___, including the effect of the fund's maximum sales charge.

NETWORKING AND INFRASTRUCTURE					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2002*	$	$	$	$	$	$	$

* From June 18, 2001 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Pharmaceuticals on June 18, 2001, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Retailing would have grown to $__, including the effect of the fund's maximum sales charge.

RETAILING					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Retailing on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Software and Computer Services would have grown to $___, including the effect of the fund's maximum sales charge.

SOFTWARE AND COMPUTER SERVICES					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Software and Computer Services on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Technology would have grown to $___, including the effect of the fund's maximum sales charge.

TECHNOLOGY					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Technology on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Telecommunications would have grown to $___, including the effect of the fund's maximum sales charge.

TELECOMMUNICATIONS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Telecommunications on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Transportation would have grown to $___, including the effect of the fund's maximum sales charge.

TRANSPORTATION					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Transportation on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the 10-year period ended February 28, 2002, a hypothetical $10,000 investment in Utilities Growth would have grown to $___, including the effect of the fund's maximum sales charge.

UTILITIES GROWTH					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2002	$	$	$	$	$	$	$
2001	$	$	$	$	$	$	$
2000	$	$	$	$	$	$	$
1999	$	$	$	$	$	$	$
1998	$	$	$	$	$	$	$
1997	$	$	$	$	$	$	$
1996	$	$	$	$	$	$	$
1995	$	$	$	$	$	$	$
1994	$	$	$	$	$	$	$
1993	$	$	$	$	$	$	$

Explanatory Notes: With an initial investment of $10,000 in Utilities Growth on March 1, 1992, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

During the period from September 21, 2000 (commencement of operations) to February 28, 2002, a hypothetical $10,000 investment in Wireless would have grown to $___, including the effect of the fund's maximum sales charge.

WIRELESS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2002	$	$	$	$	$	$	$
2001*	$	$	$	$	$	$	$

* From September 21, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Wireless on September 21, 2000, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $___. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. The figures in the table do not include the effect of a Select stock fund's short-term trading fee or exchange fee.

Performance Comparisons. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A fund's performance may also be compared to that of each benchmark index representing the universe of securities in which the fund may invest. The return of each index reflects reinvestment of any dividends, interest, and capital gains paid by securities included in each index. Unlike a fund's returns, however, each index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

Each Select stock fund may compare its performance to that of the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks.

Each of Consumer Industries, Food and Agriculture, Leisure, Multimedia, and Retailing may compare its performance to that of the Goldman Sachs Consumer Industries Index, a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages-alcoholic and non-alcoholic, food, personal care, household products and tobacco companies.

Each of Air Transportation, Automotive, Chemicals, Construction and Housing, Cyclical Industries, Defense and Aerospace, Environmental, Industrial Equipment, Industrial Materials, Paper and Forest Products, and Transportation may compare its performance to that of the Goldman Sachs Cyclical Industries Index, a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services.

Each of Brokerage and Investment Management, Financial Services, Home Finance, Insurance, and Banking may compare its performance to that of the Goldman Sachs Financial Services Index, a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies.

Each of Biotechnology, Health Care, Medical Delivery, Medical Equipment and Systems, and Pharmaceuticals may compare its performance to that of the Goldman Sachs Health Care Index, a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services.

Each of Energy, Energy Services, Gold, and Natural Resources may compare its performance to that of the Goldman Sachs Natural Resources Index, a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the natural resources sector. Issues in the index include extractive industries including gold & precious metals mining along with other mineral mining, energy companies providing oil & gas services, and owners and operators of timber tracts and forestry services.

Each of Business Services and Outsourcing, Computers, Developing Communications, Electronics, Networking and Infrastructure, Software and Computer Services, and Technology may compare its performance to that of the Goldman Sachs Technology Index, a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.

Each of Utilities Growth, Natural Gas, Wireless, and Telecommunications may compare its performance to that of the Goldman Sachs Utilities Index, a market capitalization-weighted index of ___ stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services.

A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee an investor's principal or return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

The Select money market fund may compare its performance or the performance of securities in which it may invest to averages published by iMoneyNet, Inc. of Westborough, Massachusetts. These averages assume reinvestment of distributions. iMoneyNet's MONEY FUND REPORT AVERAGES/All Taxable, which is reported in iMoneyNet's MONEY FUND REPORT, covers ___ taxable money market funds.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders.

A fund may present its fund number, Quotron number, and CUSIP number, and discuss or quote its current portfolio manager.

Volatility. A fund (other than a money market fund) may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

Momentum Indicators indicate price movements over specific periods of time for a fund (other than a money market fund). Each point on the momentum indicator represents a fund's percentage change in price movements over that period.

A fund (other than a money market fund) may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

As of February 28, 2002, FMR advised over $__ billion in municipal fund assets, $__ billion in taxable fixed-income fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, and $__ billion in international fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

In addition to performance rankings, the money market fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. The fund's total expense ratio is a significant factor in comparing debt and money market investments because of its effect on yield.

BUYING, SELLING, AND EXCHANGING INFORMATION

Pursuant to Rule 22d-1 under the 1940 Act, Fidelity Distributors Corporation (FDC) exercises its right to waive each fund's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive each fund's front-end sales charge in certain instances due to sales efficiencies and competitive considerations. The sales charge will not apply:

1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;

2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;

3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in waiver (1) above) of such employer, maintained at least one employee benefit plan that qualified for waiver (1) above and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more investment accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;

4. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);

7. to shares purchased by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager;

8. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; or

10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities.

A fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in the following prototype or prototype-like retirement plans sponsored by FMR or FMR Corp.: The Fidelity Traditional IRA, The Fidelity Roth IRA, The Fidelity Rollover IRA, The Fidelity SEP-IRA and SARSEP, The Fidelity SIMPLE IRA, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan).

On October 12, 1990, the Select funds changed their sales charge policy from a 2% sales charge upon purchase and a 1% deferred sales charge upon redemption, to a 3% sales charge upon purchase. If you purchased shares prior to that date, when you redeem those shares a trading fee will be deducted and a deferred sales charge of 1% of this net redemption amount will be deducted. The deferred sales charge does not apply to exchanges between Select funds.

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A portion of each fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains. The Select money market fund may distribute any net realized capital gains once a year or more often, as necessary.

[As of February 28, 2002, ___ had an aggregate capital loss carryforward of approximately $____. This loss carryforward, [all of which will expire on February 28, ___/ of which $___, $___, and $___will expire on February 28, ___, ___, and ___, respectively], is available to offset future capital gains.]

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the trust and each fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 262 funds advised by FMR. Mr. McCoy oversees 264 funds advised by FMR and Mr. Stavropoulos oversees 180 funds advised by FMR.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any Special Meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1980

President of Air Transportation, Automotive, Banking, Biotechnology, Brokerage and Investment Management, Business Services and Outsourcing (1998), Chemicals, Computers, Construction and Housing, Consumer Industries, Cyclical Industries (1997), Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental, Financial Services, Food and Agriculture, Gold, Health Care, Home Finance, Industrial Equipment, Industrial Materials, Insurance, Leisure, Medical Delivery, Medical Equipment and Systems (1998), Multimedia, Natural Gas, Natural Resources (1997), Networking and Infrastructure (2000), Paper and Forest Products, Pharmaceuticals (2001), Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, Utilities Growth, Wireless (2000), and Money Market. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Air Transportation (2001), Automotive (2001), Banking (2001), Biotechnology (2001), Brokerage and Investment Management (2001), Business Services and Outsourcing (2001), Chemicals (2001), Computers (2001), Construction and Housing (2001), Consumer Industries (2001), Cyclical Industries (2001), Defense and Aerospace (2001), Developing Communications (2001), Electronics (2001), Energy (2001), Energy Service (2001), Environmental (2001), Financial Services (2001), Food and Agriculture (2001), Gold (2001), Health Care (2001), Home Finance (2001), Industrial Equipment (2001), Industrial Materials (2001), Insurance (2001), Leisure (2001), Medical Delivery (2001), Medical Equipment and Systems (2001), Multimedia (2001), Natural Gas (2001), Natural Resources (2001), Networking and Infrastructure (2001), Paper and Forest Products (2001), Pharmaceuticals (2001), Retailing (2001), Software and Computer Services (2001), Technology (2001), Telecommunications (2001), Transportation (2001), Utilities Growth (2001), Wireless (2001), and Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with one or more of the trust, each fund's investment adviser, FMR, and each fund's distribution agent, FDC.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments, P. O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (cosmetics) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (industrial conglomerate), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998).

Robert M. Gates (58)

Year of Election or Appointment: 1997

Consultant, educator, and lecturer. Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section, a Public Governor of the National Association of Securities Dealers, Inc. (1996), and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation ("IBM") from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (telecommunications testing and management). He is also Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (industrial conglomerate, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993

Chairman of the non-interested Trustees (2001), Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of IBM and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility, 1996), and Acterna Corporation (telecommunications testing and management, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

The business address of each executive officer is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000), and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (46)

Year of Election or Appointment: 1997

Vice President of Money Market. He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

John T. Todd (41)
	Year of Election or Appointment: 1996 Vice President of Money Market and other funds advised by FMR. Prior to his current responsibilities, Mr. Todd managed a variety of Fidelity funds.
Eric D. Roiter (53)

Year of Election or Appointment: 1998, 2000, or 2001

Secretary of Air Transportation (1998), Automotive (1998), Banking (1998), Biotechnology (1998), Brokerage and Investment Management (1998), Business Services and Outsourcing (1998), Chemicals (1998), Computers (1998), Construction and Housing (1998), Consumer Industries (1998), Cyclical Industries (1998), Defense and Aerospace (1998), Developing Communications (1998), Electronics (1998), Energy (1998), Energy Service (1998), Environmental (1998), Financial Services (1998), Food and Agriculture (1998), Gold (1998), Health Care (1998), Home Finance (1998), Industrial Equipment (1998), Industrial Materials (1998), Insurance (1998), Leisure (1998), Medical Delivery (1998), Medical Equipment and Systems (1998), Multimedia (1998), Natural Gas (1998), Natural Resources (1998), Networking and Infrastructure (2000), Paper and Forest Products (1998), Pharmaceuticals (2001), Retailing (1998), Software and Computer Services (1998), Technology (1998), Telecommunications (1998), Transportation (1998), Utilities Growth (1998), Wireless (2000), and Money Market (1998). He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Robert A. Dwight (43)

Year of Election or Appointment: 2000 or 2001

Treasurer of Air Transportation (2000), Automotive (2000), Banking (2000), Biotechnology (2000), Brokerage and Investment Management (2000), Business Services and Outsourcing (2000), Chemicals (2000), Computers (2000), Construction and Housing (2000), Consumer Industries (2000), Cyclical Industries (2000), Defense and Aerospace (2000), Developing Communications (2000), Electronics (2000), Energy (2000), Energy Service (2000), Environmental (2000), Financial Services (2000), Food and Agriculture (2000), Gold (2000), Health Care (2000), Home Finance (2000), Industrial Equipment (2000), Industrial Materials (2000), Insurance (2000), Leisure (2000), Medical Delivery (2000), Medical Equipment and Systems (2000), Multimedia (2000), Natural Gas (2000), Natural Resources (2000), Networking and Infrastructure (2000), Paper and Forest Products (2000), Pharmaceuticals (2001), Retailing (2000), Software and Computer Services (2000), Technology (2000), Telecommunications (2000), Transportation (2000), Utilities Growth (2000), Wireless (2000), and Money Market (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Maria F. Dwyer (43)

Year of Election or Appointment: 2000 or 2001

Deputy Treasurer of Air Transportation (2000), Automotive (2000), Banking (2000), Biotechnology (2000), Brokerage and Investment Management (2000), Business Services and Outsourcing (2000), Chemicals (2000), Computers (2000), Construction and Housing (2000), Consumer Industries (2000), Cyclical Industries (2000), Defense and Aerospace (2000), Developing Communications (2000), Electronics (2000), Energy (2000), Energy Service (2000), Environmental (2000), Financial Services (2000), Food and Agriculture (2000), Gold (2000), Health Care (2000), Home Finance (2000), Industrial Equipment (2000), Industrial Materials (2000), Insurance (2000), Leisure (2000), Medical Delivery (2000), Medical Equipment and Systems (2000), Multimedia (2000), Natural Gas (2000), Natural Resources (2000), Networking and Infrastructure (2000), Paper and Forest Products (2000), Pharmaceuticals (2001), Retailing (2000), Software and Computer Services (2000), Technology (2000), Telecommunications (2000), Transportation (2000), Utilities Growth (2000), Wireless (2000), and Money Market (2000). She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Money Market. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)

Year of Election or Appointment: 1986, 1989, 1990, 1993, 1997, 1998, 2000, or 2001

Assistant Treasurer of Air Transportation (1986), Automotive (1986), Banking (1986), Biotechnology (1986), Brokerage and Investment Management (1986), Business Services and Outsourcing (1998), Chemicals (1986), Computers (1986), Construction and Housing (1986), Consumer Industries (1990), Cyclical Industries (1997), Defense and Aerospace (1986), Developing Communications (1990), Electronics (1986), Energy (1986), Energy Service (1986), Environmental (1989), Financial Services (1986), Food and Agriculture (1986), Gold (1986), Health Care (1986), Home Finance (1986), Industrial Equipment (1986), Industrial Materials (1986), Insurance (1986), Leisure (1986), Medical Delivery (1986), Medical Equipment and Systems (1998), Multimedia (1986), Natural Gas (1993), Natural Resources (1997), Networking and Infrastructure (2000), Paper and Forest Products (1986), Pharmaceuticals (2001), Retailing (1986), Software and Computer Services (1986), Technology (1986), Telecommunications (1986), Transportation (1986), Utilities Growth (1986), Wireless (2000), and Money Market (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of each of the Select funds. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 1996, 2000, or 2001

Assistant Treasurer of Air Transportation (2000), Automotive (2000), Banking (2000), Biotechnology (2000), Brokerage and Investment Management (2000), Business Services and Outsourcing (2000), Chemicals (2000), Computers (2000), Construction and Housing (2000), Consumer Industries (2000), Cyclical Industries (2000), Defense and Aerospace (2000), Developing Communications (2000), Electronics (2000), Energy (2000), Energy Service (2000), Environmental (2000), Financial Services (2000), Food and Agriculture (2000), Gold (2000), Health Care (2000), Home Finance (2000), Industrial Equipment (2000), Industrial Materials (2000), Insurance (2000), Leisure (2000), Medical Delivery (2000), Medical Equipment and Systems (2000), Multimedia (2000), Natural Gas (2000), Natural Resources (2000), Networking and Infrastructure (2000), Paper and Forest Products (2000), Pharmaceuticals (2001), Retailing (2000), Software and Computer Services (2000), Technology (2000), Telecommunications (2000), Transportation (2000), Utilities Growth (2000), Wireless (2000), and Money Market (1996). Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Standing Committees of each Fund's Trustees. The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to non-interested Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 10 standing committees.

The Committee on Operations is composed of all of the non-interested Trustees, with Mr. Mann currently serving as Chairman. The committee normally meets monthly and serves as a forum for consideration of issues of importance to the non-interested Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and continuations of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding transfer agent agreements, insurance coverage, and custody agreements. The committee also monitors additional issues including the level of service provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. During the fiscal year ended February 28, 2002, the committee held __ meetings.

The Fair Value Oversight Committee is composed of all of the non-interested Trustees, with Mr. Mann serving as Chairman. The committee normally meets four times a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid. The committee provides oversight regarding the investment policies and Fidelity funds' investment in non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended February 28, 2002, the committee held __ meetings.

The Board of Trustees has established three fund oversight committees: the Equity Committee (composed of Messrs. McCoy (Chairman), Cox, Lautenbach, and Lynch), the Fixed-Income/International Committee (composed of Messrs. Gates (Chairman) and Kirk and Ms. Knowles), and the Select Committee (composed of Ms. Davis (Chairman) and Messrs. Cook and Stavropoulos). Each committee's members confer periodically and normally meet monthly. Each committee oversees investment advisory services provided by FMR to the relevant funds and monitors the investment objectives, policies, and practices of the relevant Fidelity funds. Each committee also monitors compliance by each fund with its investment policies, appropriate benchmarks, competitive universes, and investment performance. The Fixed-Income/International Committee also receives reports required under Rule 2a-7 of the 1940 Act. During the fiscal year ended February 28, 2002, each fund oversight committee held __ meetings.

The Committee on Service Fees is composed of Messrs. McCoy (Chairman), Cook, Kirk, and Lautenbach. The committee members confer periodically and meet at least annually. The committee considers the structure of the Fidelity funds' transfer agency fees, direct fees to investors, and the specific services rendered by FMR and its affiliates in consideration of these fees. The committee also considers fee structures for other non-investment management services rendered to the Fidelity funds by FMR and its affiliates. During the fiscal year ended February 28, 2002, the committee held __ meetings.

The Brokerage Committee is composed of Messrs. Cox (Chairman), Cook, McCoy, and Stavropoulos and Ms. Davis. The committee normally meets four times a year, or more often as required, in conjunction with meetings of the Board of Trustees. The committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution and commissions paid to firms supplying research and brokerage services, providing sales support, or paying fund expenses. The committee also monitors brokerage and other relationships between the Fidelity funds and firms affiliated with FMR which participate in the execution of securities transactions. During the fiscal year ended February 28, 2002, the committee held __ meetings.

The Committee on Distribution Channels is composed of Messrs. Cox (Chairman), Gates and Stavropoulos and Msses. Davis and Knowles. The committee members confer periodically and hold meetings at least annually. The committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures, load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees. During the fiscal year ended February 28, 2002, the committee held __ meetings.

The Audit Committee is composed of Messrs. Kirk (Chairman), Gates and Lautenbach, and Ms. Knowles. The committee normally meets four times a year, or more often as required, in conjunction with meetings of the Board of Trustees. The committee oversees and monitors each Fidelity fund's internal accounting and control structure, its auditing function and its financial reporting process, including the resolution of material reporting issues. The committee recommends to the full Board of Trustees the appointment of auditors for the Fidelity funds. It reviews audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services to be performed. It reviews the qualifications of key personnel involved in the foregoing activities and monitors auditor independence. The committee plays an oversight role in respect of each fund's investment compliance procedures and the code of ethics. During the fiscal year ended February 28, 2002, the committee held __ meetings.

The Nominating and Administration Committee is composed of Messrs. Mann (Chairman), Cox, and Gates. The committee members confer periodically and hold meetings as required. The committee makes nominations for non-interested Trustees, for Members of the Advisory Board, and for membership on committees. The committee periodically reviews procedures and policies of the Board of Trustees and its committees and periodically reviews compensation of non-interested Trustees. It acts as the administrative committee under the Retirement Plan for non-interested Trustees who retired prior to December 30, 1996 and under the fee deferral plan for non-interested Trustees. It monitors the performance of legal counsel employed by the Fidelity funds and the non-interested Trustees. On behalf of the non-interested Trustees, the committee will make such findings and determinations as to the independence of counsel for the non-interested Trustees as may be appropriate under applicable regulations or otherwise. The committee monitors compliance with, and acts as the administrator of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the non-interested Trustees. The Nominating and Administration Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the committee in care of the Secretary of the Fidelity funds. During the fiscal year ended February 28, 2002, the committee held __ meeting.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all Fidelity funds in the aggregate overseen by the Trustee for the calendar year ended December 31, 2001.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Abigail P. Johnson	Peter S. Lynch
Air Transportation
Automotive
Banking
Biotechnology
Brokerage and Investment Management
Business Services and Outsourcing
Chemicals
Computers
Construction and Housing
Consumer Industries
Cyclical Industries
Defense and Aerospace
Developing Communications
Electronics
Energy
Energy Service
Environmental
Financial Services
Food and Agriculture
Gold
Health Care
Home Finance
Industrial Equipment
Industrial Materials
Insurance
Leisure
Medical Delivery
Medical Equipment and Systems
Multimedia
Natural Gas
Natural Resources
Networking and Infrastructure
Paper and Forest Products
Pharmaceuticals
Retailing
Software and Computer Services
Technology
Telecommunications
Transportation
Utilities Growth
Wireless
Money Market
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY

Non-Interested Trustees
DOLLAR RANGE OF FUND SHARES	J. Michael Cook	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	Donald J. Kirk
Air Transportation
Automotive
Banking
Biotechnology
Brokerage and Investment Management
Business Services and Outsourcing
Chemicals
Computers
Construction and Housing
Consumer Industries
Cyclical Industries
Defense and Aerospace
Developing Communications
Electronics
Energy
Energy Service
Environmental
Financial Services
Food and Agriculture
Gold
Health Care
Home Finance
Industrial Equipment
Industrial Materials
Insurance
Leisure
Medical Delivery
Medical Equipment and Systems
Multimedia
Natural Gas
Natural Resources
Networking and Infrastructure
Paper and Forest Products
Pharmaceuticals
Retailing
Software and Computer Services
Technology
Telecommunications
Transportation
Utilities Growth
Wireless
Money Market
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY
DOLLAR RANGE OF FUND SHARES	Marie L. Knowles	Ned C. Lautenbach	Marvin L. Mann	William O. McCoy	William S. Stavropoulos
Air Transportation
Automotive
Banking
Biotechnology
Brokerage and Investment Management
Business Services and Outsourcing
Chemicals
Computers
Construction and Housing
Consumer Industries
Cyclical Industries
Defense and Aerospace
Developing Communications
Electronics
Energy
Energy Service
Environmental
Financial Services
Food and Agriculture
Gold
Health Care
Home Finance
Industrial Equipment
Industrial Materials
Insurance
Leisure
Medical Delivery
Medical Equipment and Systems
Multimedia
Natural Gas
Natural Resources
Networking and Infrastructure
Paper and Forest Products
Pharmaceuticals
Retailing
Software and Computer Services
Technology
Telecommunications
Transportation
Utilities Growth
Wireless
Money Market
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended February 28, 2002, or calendar year ended December 31, 2001, as applicable.

AGGREGATE COMPENSATION FROM A FUND	Compensation Table
Air Transportation	Edward C. Johnson 3d*	Abigail P. Johnson*	J. Michael Cook	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	Donald J. Kirk
Automotive	$ 0	$ 0	$	$	$	$	$
Banking	$ 0	$ 0	$	$	$	$	$
Biotechnology	$ 0	$ 0	$	$	$	$	$
Brokerage and Investment Management	$ 0	$ 0	$	$	$	$	$
Business Services and Outsourcing	$ 0	$ 0	$	$	$	$	$
Chemicals	$ 0	$ 0	$	$	$	$	$
Computers	$ 0	$ 0	$	$	$	$	$
Construction and Housing	$ 0	$ 0	$	$	$	$	$
Consumer Industries	$ 0	$ 0	$	$	$	$	$
Cyclical Industries	$ 0	$ 0	$	$	$	$	$
Defense and Aerospace	$ 0	$ 0	$	$	$	$	$
Developing Communications	$ 0	$ 0	$	$	$	$	$
Electronics	$ 0	$ 0	$	$	$	$	$
Energy	$ 0	$ 0	$	$	$	$	$
Energy Service	$ 0	$ 0	$	$	$	$	$
Environmental	$ 0	$ 0	$	$	$	$	$
Financial Services	$ 0	$ 0	$	$	$	$	$
Food and Agriculture	$ 0	$ 0	$	$	$	$	$
Gold	$ 0	$ 0	$	$	$	$	$
Health Care	$ 0	$ 0	$	$	$	$	$
Home Finance	$ 0	$ 0	$	$	$	$	$
Industrial Equipment	$ 0	$ 0	$	$	$	$	$
Industrial Materials	$ 0	$ 0	$	$	$	$	$
Insurance	$ 0	$ 0	$	$	$	$	$
Leisure	$ 0	$ 0	$	$	$	$	$
Medical Delivery	$ 0	$ 0	$	$	$	$	$
Medical Equipment and Systems	$ 0	$ 0	$	$	$	$	$
Multimedia	$ 0	$ 0	$	$	$	$	$
Natural Gas	$ 0	$ 0	$	$	$	$	$
Natural Resources	$ 0	$ 0	$	$	$	$	$
Networking and Infrastructure	$ 0	$ 0	$	$	$	$	$
Paper and Forest Products	$ 0	$ 0	$	$	$	$	$
Pharmaceuticals+	$ 0	$ 0	$	$	$	$	$
Retailing	$ 0	$ 0	$	$	$	$	$
Software and Computer Services	$ 0	$ 0	$	$	$	$	$
Technology	$ 0	$ 0	$	$	$	$	$
Telecommunications	$ 0	$ 0	$	$	$	$	$
Transportation	$ 0	$ 0	$	$	$	$	$
Utilities Growth	$ 0	$ 0	$	$	$	$	$
Wireless	$ 0	$ 0	$	$	$	$	$
Money Market	$ 0	$ 0	$	$	$	$	$
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 0	$ 0	$ 256,500	$ 256,500	$ 250,500	$ 259,500	$ 256,500
AGGREGATE COMPENSATION FROM A FUND	Marie L. Knowles	Ned C. Lautenbach	Peter S. Lynch*	Marvin L. Mann	William O. McCoy	William S. Stavropoulos **
Air Transportation	$	$	$ 0	$	$	$
Automotive	$	$	$ 0	$	$	$
Banking	$	$	$ 0	$	$	$
Biotechnology	$	$	$ 0	$	$	$
Brokerage and Investment Management	$	$	$ 0	$	$	$
Business Services and Outsourcing	$	$	$ 0	$	$	$
Chemicals	$	$	$ 0	$	$	$
Computers	$	$	$ 0	$	$	$
Construction and Housing	$	$	$ 0	$	$	$
Consumer Industries	$	$	$ 0	$	$	$
Cyclical Industries	$	$	$ 0	$	$	$
Defense and Aerospace	$	$	$ 0	$	$	$
Developing Communications	$	$	$ 0	$	$	$
Electronics	$	$	$ 0	$	$	$
Energy	$	$	$ 0	$	$	$
Energy Service	$	$	$ 0	$	$	$
Environmental	$	$	$ 0	$	$	$
Financial Services	$	$	$ 0	$	$	$
Food and Agriculture	$	$	$ 0	$	$	$
Gold	$	$	$ 0	$	$	$
Health Care	$	$	$ 0	$	$	$
Home Finance	$	$	$ 0	$	$	$
Industrial Equipment	$	$	$ 0	$	$	$
Industrial Materials	$	$	$ 0	$	$	$
Insurance	$	$	$ 0	$	$	$
Leisure	$	$	$ 0	$	$	$
Medical Delivery	$	$	$ 0	$	$	$
Medical Equipment and Systems	$	$	$ 0	$	$	$
Multimedia	$	$	$ 0	$	$	$
Natural Gas	$	$	$ 0	$	$	$
Natural Resources	$	$	$ 0	$	$	$
Networking and Infrastructure+	$	$	$ 0	$	$	$
Paper and Forest Products	$	$	$ 0	$	$	$
Pharmaceuticals	$	$	$ 0	$	$	$
Retailing	$	$	$ 0	$	$	$
Software and Computer Services	$	$	$ 0	$	$	$
Technology	$	$	$ 0	$	$	$
Telecommunications	$	$	$ 0	$	$	$
Transportation	$	$	$ 0	$	$	$
Utilities Growth	$	$	$ 0	$	$	$
Wireless	$	$	$ 0	$	$	$
Money Market	$	$	$ 0	$	$	$
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 256,500	$ 256,500	$ 0	$ 316,500	$ 297,000	$ 255,000

* Interested persons are compensated by FMR.

** During the period from November 1, 2000 through March 13, 2001, Mr. Stavropoulos served as a Member of the Advisory Board. Effective March 14, 2001, Mr. Stavropoulos serves as a Member of the Board of Trustees.

+ Estimated for the fund's first full year.

A Information is for the calendar year ended December 31, 2001 for 264 funds in the complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2001, the Trustees accrued required deferred compensation from the funds as follows: J. Michael Cook, $111,000; Ralph F. Cox, $111,000; Phyllis Burke Davis, $111,000; Robert M. Gates, $111,000; Donald J. Kirk, $111,000; Marie L. Knowles, $111,000; Ned C. Lautenbach, $111,000; Marvin L. Mann, $141,000; William O. McCoy, $111,000; and William S. Stavropoulos, $26,734. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: J. Michael Cook, $30,723; Ralph F. Cox, $30,723; Ned C. Lautenbach, $38,103; and William O. McCoy, $38,103.

[B Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each non-interested Trustee are as follows: J. Michael Cook, $__; Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; Donald J. Kirk, $__; Marie L. Knowles, $__; Ned C. Lautenbach, $__; Marvin L. Mann, $__; William O. McCoy, $__; and William S. Stavropoulos, $__. [Certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: _____, $___.]]

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the non-interested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any non-interested Trustee or to pay any particular level of compensation to the non-interested Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

[As of February 28, 2002, approximately __% of __'s total outstanding shares was held by [FMR] [[and] [an] FMR affiliate[s]].] FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 69, Mr. Edward C. Johnson 3d, Trustee and President of the fund[s], and Ms. Abigail P. Johnson, Trustee and Senior Vice President of the fund[s], may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's and Ms. Johnson's deemed ownership of ___'s shares, the Trustees and officers of the funds owned, in the aggregate, less than __% of [the/each] fund's total outstanding shares.]

[As of February 28, 2002, the Trustees and officers of ___ owned, in the aggregate, less than __% of [the/each] fund's total outstanding shares.]

[As of February 28, 2002, the following owned of record or beneficially 5% or more (up to and including 25%) of ___'s outstanding shares:]

[As of February 28, 2002, approximately ____% of ___'s total outstanding shares was held by __; approximately ___% of ___'s total outstanding shares was held by __; and approximately ___% of __'s total outstanding shares was held by ___.]

[A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity Investments Japan Limited (FIJ). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FIMM, FMRC, FMR U.K., FMR Far East, FIJ (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under the management contract, each Select stock fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, the Select money market fund pays FMR a monthly management fee which has two components: a group fee and an income component.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the Select stock funds.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for February 2002 - was __%, which is the weighted average of the respective fee rates for each level of group net assets up to $__ billion.

Each Select stock fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for February 2002, each Select stock fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Select Stock Funds	0.___%	+	0.30%	=	0.___%

One-twelfth of the management fee rate is applied to each Select stock fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following is the fee schedule for the Select money market fund.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-		6.3400	50.2188
6	-		9.3100	100.1869
9	-		12.2800	150.1736
12	-		15.2500	200.1652
15	-		18.2200	250.1587
18	-		21.2000	300.1536
21	-		24.1900	350.1494
24	-		30.1800	400.1459
30	-		36.1750	450.1427
36	-		42.1700	500.1399
42	-		48.1650	550.1372
48	-		66.1600	600.1349
66	-		84.1550	650.1328
84	-		120.1500	700.1309
120	-		156.1450	750.1291
156	-		192.1400	800.1275
192	-		228.1350	850.1260
228	-		264.1300	900.1246
264	-		300.1275	950.1233
300	-		336.1250	1,000.1220
336	-		372.1225	1,050.1209
372	-		408.1200	1,100.1197
408	-		444.1175	1,150.1187
444	-		480.1150	1,200.1177
480	-		516.1125	1,250.1167
516	-		587.1100	1,300.1158
587	-		646.1080	1,350.1149
646	-		711.1060	1,400.1141
711	-		782.1040
782	-		860.1020
860	-		946.1000
946	-		1,041.0980
1,041	-		1,145.0960
1,145	-		1,260.0940
Over			1,260.0920

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for February 2002 - was __%, which is the weighted average of the respective fee rates for each level of group net assets up to $__ billion.

For the Select money market fund, one-twelfth of the group fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month to which the income component is added.

The income component for each month is the sum of an income-based fee and an asset-based fee as follows:

If the fund's annualized gross yield is:
Equal To or Greater Than	But Less Than	Income-Based Fee	Annual Asset- Based Fee Rate
0.00%	1.00%	2% of Monthly Gross Income	0.05%
1.00%	3.00%	zero	0.07%
3.00%	11.00%	2% of Monthly Gross Income	0.01%
11.00%	13.00%	zero	0.23%
13.00%	15.00%	2% of Monthly Gross Income	(0.03)%
15.00%	--	zero	0.27%

Gross income, for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. Annualized gross yield is determined by dividing the fund's gross income for the month by the average daily net assets of the fund and dividing the result by the number of days in the month divided by 365 days. One-twelfth of the annual asset-based fee rate is applied to the fund's average net assets for the month, and the resulting dollar amount (positive or negative) is the asset-based fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended February 28	Management Fees Paid to FMR
Air Transportation	2002	$
	2001	$
	2000(dagger)	$
Automotive	2002	$
	2001	$
	2000(dagger)	$
Banking	2002	$
	2001	$
	2000(dagger)	$
Biotechnology	2002	$
	2001	$
	2000(dagger)	$
Brokerage and Investment Management	2002	$
	2001	$
	2000(dagger)	$
Business Services and Outsourcing	2002	$
	2001	$
	2000(dagger)	$
Chemicals	2002	$
	2001	$
	2000(dagger)	$
Computers	2002	$
	2001	$
	2000(dagger)	$
Construction and Housing	2002	$
	2001	$
	2000(dagger)	$
Consumer Industries	2002	$
	2001	$
	2000(dagger)	$
Fund	Fiscal Years Ended February 28	Management Fees Paid to FMR
Cyclical Industries	2002	$
	2001	$
	2000(dagger)	$
Defense and Aerospace	2002	$
	2001	$
	2000(dagger)	$
Developing Communications	2002	$
	2001	$
	2000(dagger)	$
Electronics	2002	$
	2001	$
	2000(dagger)	$
Energy	2002	$
	2001	$
	2000(dagger)	$
Energy Service	2002	$
	2001	$
	2000(dagger)	$
Environmental	2002	$
	2001	$
	2000(dagger)	$
Financial Services	2002	$
	2001	$
	2000(dagger)	$
Food and Agriculture	2002	$
	2001	$
	2000(dagger)	$
Gold	2002	$
	2001	$
	2000(dagger)	$
Health Care	2002	$
	2001	$
	2000(dagger)	$
Home Finance	2002	$
	2001	$
	2000(dagger)	$
Industrial Equipment	2002	$
	2001	$
	2000(dagger)	$
Industrial Materials	2002	$
	2001	$
	2000(dagger)	$
Insurance	2002	$
	2001	$
	2000(dagger)	$
Fund	Fiscal Years Ended February 28	Management Fees Paid to FMR
Leisure	2002	$
	2001	$
	2000(dagger)	$
Medical Delivery	2002	$
	2001	$
	2000(dagger)	$
Medical Equipment and Systems	2002	$
	2001	$
	2000(dagger)	$
Multimedia	2002	$
	2001	$
	2000(dagger)	$
Natural Gas	2002	$
	2001	$
	2000(dagger)	$
Natural Resources	2002	$
	2001	$
	2000(dagger)	$
Networking and Infrastructure	2002	$
	2001*	$
Paper and Forest Products	2002	$
	2001	$
	2000(dagger)	$
Pharmaceuticals	2002**	$
Retailing	2002	$
	2001	$
	2000(dagger)	$
Software and Computer Services	2002	$
	2001	$
	2000(dagger)	$
Technology	2002	$
	2001	$
	2000(dagger)	$
Telecommunications	2002	$
	2001	$
	2000(dagger)	$
Transportation	2002	$
	2001	$
	2000(dagger)	$
Utilities Growth	2002	$
	2001	$
	2000(dagger)	$
Wireless	2002	$
	2001*	$
Fund	Fiscal Years Ended February 28	Management Fees Paid to FMR
Money Market	2002	$
	2001	$
	2000(dagger)	$

(dagger) Fiscal Year Ended February 29.

* Networking and Infrastructure and Wireless commenced operations on September 21, 2000.

** Pharmaceuticals commenced operations on June 18, 2001.

*** Prior to April 1, 2001, the Select money market fund paid FMR a monthly management fee with three components: a group fee, an individual fund fee of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns and yield, and repayment of the reimbursement by a fund will lower its returns and yield.

[FMR voluntarily agreed to reimburse certain of the funds if and to the extent that the fund's aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The table[s] below show[s] the period[s] of reimbursement and level[s] of expense limitation[s] for the applicable funds; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.]

			Aggregate Operating Expense	Fiscal Years Ended	Management Fee Before	Amount of Management Fee
Fund	Periods of Expense Limitation		Limitation	February 28	Reimbursement	Reimbursement
[Fund Name]	From	To	%	[Year]_	$	$
	[Month] [Day], [Year]	[Month] [Day], [Year]	%	[Year]_	$	$
	[Month] [Day], [Year]	[Month] [Day], [Year]	%	[Year]_	$	$
	[Month] [Day], [Year]	[Month] [Day], [Year]	%	[Year]_	$	$

Sub-Adviser - FIMM. On behalf of the Select money market fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the fund.

Under the terms of the sub-advisory agreement for the Select money market fund, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

On behalf of the money market fund, for the fiscal years ended February 28 2002 and 2001, and February 29, 2000, FMR paid FIMM fees of $________, $______, and $_____, respectively.

Sub-Adviser - FMRC. On behalf of each Select stock fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has primary responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements for each Select stock fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMRC by FMR on behalf of each Select stock fund for the past two fiscal years are shown in the table below.

Fund	Fiscal Years Ended February 28	Fees Paid to FMRC
Air Transportation	2002	$
	2001	$
Automotive	2002	$
	2001	$
Banking	2002	$
	2001	$
Biotechnology	2002	$
	2001	$
Brokerage and Investment Management	2002	$
	2001	$
Business Services and Outsourcing	2002	$
	2001	$
Chemicals	2002	$
	2001	$
Computers	2002	$
	2001	$
Construction and Housing	2002	$
	2001	$
Consumer Industries	2002	$
	2001	$
Cyclical Industries	2002	$
	2001	$
Defense and Aerospace	2002	$
	2001	$
Developing Communications	2002	$
	2001	$
Electronics	2002	$
	2001	$
Energy	2002	$
	2001	$
Energy Service	2002	$
	2001	$
Environmental	2002	$
	2001	$
Financial Services	2002	$
	2001	$
Food and Agriculture	2002	$
	2001	$
Gold	2002	$
	2001	$
Health Care	2002	$
	2001	$
Home Finance	2002	$
	2001	$
Fund	Fiscal Years Ended February 28	Fees Paid to FMRC
Industrial Equipment	2002	$
	2001	$
Industrial Materials	2002	$
	2001	$
Insurance	2002	$
	2001	$
Leisure	2002	$
	2001	$
Medical Delivery	2002	$
	2001	$
Medical Equipment and Systems	2002	$
	2001	$
Multimedia	2002	$
	2001	$
Natural Gas	2002	$
	2001	$
Natural Resources	2002	$
	2001	$
Networking and Infrastructure	2002	$
	2001	$
Paper and Forest Products	2002	$
	2001	$
Pharmaceuticals	2002*	$
Retailing	2002	$
	2001	$
Software and Computer Services	2002	$
	2001	$
Technology	2002	$
	2001	$
Telecommunications	2002	$
	2001	$
Transportation	2002	$
	2001	$
Utilities Growth	2002	$
	2001	$
Wireless	2002	$
	2001	$

* Networking and Infrastructure and Wireless commenced operations on September 21, 2000.

** Pharmaceuticals commenced operations on June 18, 2001.

Sub-Advisers - FMR U.K., FMR Far East, and FIJ. On behalf of each Select stock fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of each Select stock fund, FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
  FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR Far East pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FMR Far East.

[For investment advice and research services, no fees were paid to ___ on behalf of ___ for the past three fiscal years.]

For providing investment advice and research services, fees paid to FMR U.K., FMR Far East, and FIJ for the past three fiscal years are shown in the table below.

Fiscal Year Ended February 28	FMR U.K.	FMR Far East	FIJ
Air Transportation
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Automotive
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Banking
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Biotechnology
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Brokerage and Investment Management
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Business Services and Outsourcing
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Chemicals
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Fiscal Year Ended February 28	FMR U.K.	FMR Far East	FIJ
Computers
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Construction and Housing
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Consumer Industries
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Cyclical Industries
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Defense and Aerospace
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Developing Communications
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Electronics
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Energy
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Energy Service
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Environmental
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Fiscal Year Ended February 28	FMR U.K.	FMR Far East	FIJ
Financial Services
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Food and Agriculture
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Gold
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Health Care
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Home Finance
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Industrial Equipment
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Industrial Materials
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Insurance
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Leisure
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Medical Delivery
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Fiscal Year Ended February 28	FMR U.K.	FMR Far East	FIJ
Medical Equipment and Systems
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Multimedia
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Natural Gas
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Natural Resources
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Networking and Infrastructure
2002	$	$	$
2001*	$	$	$
Paper and Forest Products
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Pharmaceuticals
2002**	$	$	$
Retailing
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Software and Computer Services
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Technology
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Telecommunications
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Fiscal Year Ended February 28	FMR U.K.	FMR Far East	FIJ
Transportation
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Utilities Growth
2002	$	$	$
2001	$	$	$
2000(dagger)	$	$	$
Wireless
2002	$	$	$
2001*	$	$	$

(dagger) Fiscal Year Ended February 29.

* Networking and Infrastructure and Wireless commenced operations on September 21, 2000.

** Pharmaceuticals commenced operations on June 18, 2001.

[For discretionary investment management and execution of portfolio transactions, no fees were paid to ___ on behalf of ___ for the past three fiscal years.]

[For discretionary investment management and execution of portfolio transactions, fees paid to ___ on behalf of ___ for the past three fiscal years are shown in the table below.

Fiscal Year Ended February 28	FMR U.K.	FMR Far East	FIJ
[Fund Name]
[Year]_	$	$	$
[Year]_	$	$	$
[Year]_	$	$	$

BOARD APPROVAL OF THE EXISTING INVESTMENT ADVISORY CONTRACTS

Matters Considered by the Board. The mutual funds for which the members of the Board of Trustees serve as Trustees are referred to herein as the "Fidelity funds." The Board of Trustees is scheduled to meet 11 times a year. The Board of Trustees, including the non-interested Trustees, believes that matters bearing on each fund's advisory contracts are considered at most, if not all, of their meetings. While the full Board of Trustees or the non-interested Trustees, as appropriate, act on all major matters, a significant portion of the activities of the Board of Trustees (including certain of those described herein) are conducted through committees. The non-interested Trustees meet frequently in executive session and are advised by independent legal counsel selected by the non-interested Trustees.

Information Received by the Non-Interested Trustees. In connection with their meetings the Trustees received materials specifically relating to the existing management contracts and sub-advisory agreements (the Investment Advisory Contracts). These materials included (i) information on the investment performance of each fund, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of each fund, and (iii) the economic outlook and the general investment outlook in the markets in which each fund invests. The Board of Trustees, including the non-interested Trustees, also considers periodically other material facts such as (1) the Investment Advisers' results and financial condition, (2) arrangements in respect of the distribution of each fund's shares, (3) the procedures employed to determine the value of each fund's assets, (4) the allocation of each fund's brokerage, if any, including allocations to brokers affiliated with the Investment Advisers, the use of "soft" commission dollars to pay fund expenses and to pay for research and other similar services, and the allocation of brokerage to firms that sell Fidelity fund shares, (5) the Investment Advisers' management of the relationships with each fund's custodians and subcustodians, (6) the resources devoted to and the record of compliance with each fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non-investment management services provided by the Investment Advisers and their affiliates.

Additional information was furnished by the Investment Advisers including, among other items, information on and analysis of (a) the overall organization of the Investment Advisers, (b) investment performance, (c) the impact of performance adjustments to management fees, (d) the choice of performance indices and benchmarks, (e) the composition of peer groups of funds, (f) transfer agency and bookkeeping fees paid to affiliates of the Investment Advisers, (g) investment management staffing, (h) the potential for achieving further economies of scale, (i) operating expenses paid to third parties, and (j) the information furnished to investors, including each fund's shareholders.

In considering the Investment Advisory Contracts, the Board of Trustees, including the non-interested Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the non-interested Trustees, in connection with their approval of the Investment Advisory Contracts include the following:

Benefits to Shareholders. The Board of Trustees, including the non-interested Trustees, considered the benefit to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of fund and shareholder services.

Investment Compliance and Performance. The Board of Trustees, including the non-interested Trustees, considered whether each fund has operated within its investment objective and its record of compliance with its investment restrictions. They also reviewed each fund's investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index or combination of indices.

The Investment Advisers' Personnel and Methods. The Board of Trustees, including the non-interested Trustees, review at least annually the background of each fund's portfolio manager and each fund's investment objective and discipline. The non-interested Trustees have also had discussions with senior management of the Investment Advisers responsible for investment operations and the senior management of Fidelity's equity and money market groups. Among other things they considered the size, education and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the non-interested Trustees, considered the nature, quality, cost and extent of administrative and shareholder services performed by the Investment Advisers and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing, bookkeeping and securities lending services, if any. The Board of Trustees, including the non-interested Trustees, have also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Expenses. The Board of Trustees, including the non-interested Trustees, considered each fund's expense ratio, and expense ratios of a peer group of funds. They also considered the amount and nature of fees paid by shareholders.

Profitability. The Board of Trustees, including the non-interested Trustees, considered the level of the Investment Advisers' profits in respect of the management of the Fidelity funds, including each fund (except Pharmaceuticals). This consideration included an extensive review of the Investment Advisers' methodology in allocating their costs to the management of a fund. The Board of Trustees, including the non-interested Trustees, have concluded that the cost allocation methodology employed by the Investment Advisers has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by the Investment Advisers in connection with the operation of a fund and whether the amount of profit is a fair entrepreneurial profit for the management of a fund. They also considered the profits realized from non-fund businesses which may benefit from or be related to a fund's business. The Board of Trustees, including the non-interested Trustees, also considered the Investment Advisers' profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Economies of Scale. The Board of Trustees, including the non-interested Trustees, considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefitted from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the non-interested Trustees, have concluded that any potential economies of scale are being shared between fund shareholders and the Investment Advisers in an appropriate manner.

Other Benefits to the Investment Advisers. The Board of Trustees, including the non-interested Trustees, also considered the character and amount of fees paid by each fund and each fund's shareholders for services provided by the Investment Advisers and their affiliates, including fees for services like transfer agency, fund accounting and direct shareholder services. They also considered the allocation of fund brokerage to brokers affiliated with the Investment Advisers, the receipt of sales loads and payments under Rule 12b-1 plans in respect of certain of the Fidelity funds, and benefits to the Investment Advisers from the use of "soft" dollar commissions to pay for research and other similar services. The Board of Trustees, including the non-interested Trustees, also considered the revenues and profitability of the Investment Advisers businesses other than their mutual fund business, including the Investment Advisers' retail brokerage, correspondent brokerage, capital markets, trust, investment advisory, pension record keeping, insurance, publishing, real estate, international research and investment funds, and others. The Board of Trustees, including the non-interested Trustees, considered the intangible benefits that accrue to the Investment Advisers and their affiliates by virtue of their relationship with each fund.

Conclusion. Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Trustees, including the non-interested Trustees, concluded that the existing advisory fee structures are fair, reasonable, and that the existing Investment Advisory Contracts should be continued.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the table below.

		Sales Charge Revenue		Deferred Sales Charge Revenue
Fund	Fiscal Year Ended	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Air Transportation	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Automotive	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Banking	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Biotechnology	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Brokerage and Investment Management	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Business Services and Outsourcing	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Chemicals	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Computers	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
		Sales Charge Revenue		Deferred Sales Charge Revenue
Fund	Fiscal Year Ended	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Construction and Housing	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Consumer Industries	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Cyclical Industries	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Defense and Aerospace	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Developing Communications	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Electronics	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Energy	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Energy Service	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Environmental	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Financial Services	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Food and Agriculture	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
		Sales Charge Revenue		Deferred Sales Charge Revenue
Fund	Fiscal Year Ended	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Gold	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Health Care	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Home Finance	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Industrial Equipment	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Industrial Materials	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Insurance	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Leisure	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Medical Delivery	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Medical Equipment and Systems	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Multimedia	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Natural Gas	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
		Sales Charge Revenue		Deferred Sales Charge Revenue
Fund	Fiscal Year Ended	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Natural Resources	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Networking and Infrastructure	February 28, 2002	$	$	$	$
	2001*	$	$	$	$
Paper and Forest Products	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Pharmaceuticals	February 28, 2002**	$	$	$	$
Retailing	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Software and Computer Services	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Technology	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Telecommunications	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Transportation	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Utilities Growth	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$
Wireless	February 28, 2002	$	$	$	$
	2001*	$	$	$	$
Money Market	February 28, 2002	$	$	$	$
	2001	$	$	$	$
	2000(dagger)	$	$	$	$

(dagger) Fiscal Year Ended February 29.

* Networking and Infrastructure and Wireless commenced operations on September 21, 2000.

** Pharmaceuticals commenced operations on June 18, 2001.

The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for each Select fund's shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC performs transfer agency, dividend disbursing, and shareholder services for each fund.

For providing transfer agency services, FSC receives a position fee and an asset-based fee each paid monthly with respect to each position in a fund. For retail accounts and certain institutional accounts, these fees are based on size of position and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type and fund type. The position fees are subject to increase based on postage rate changes.

For the Select stock funds, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FSC also collects fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, FSC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and in each Fidelity Freedom Fund and Fidelity Four-in-One Index Fund, funds of funds managed by an FMR affiliate, according to the percentage of the QSTP's, Freedom Fund's, or Fidelity Four-in-One Index Fund's assets that is invested in a fund, subject to certain limitations in the case of Fidelity Four-in-One Index Fund.

FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each fund, maintains each fund's portfolio and general accounting records, and administers each Select stock fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for money market funds are 0.0150% of the first $500 million of average net assets, 0.0075% of average net assets between $500 million and $10 billion, 0.0021% of average net assets between $10 billion and $25 billion, and 0.00075% of average net assets in excess of $25 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 per year.

The annual rates for pricing and bookkeeping services for the Select stock funds are 0.0650% of the first $500 million of average net assets, 0.0400% of average net assets between $500 million and $3 billion, 0.0021% of average net assets between $3 billion and $25 billion, and 0.00075% of average net assets in excess of $25 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund	2002	2001	2000
Air Transportation	$	$	$
Automotive	$	$	$
Banking	$	$	$
Biotechnology	$	$	$
Brokerage and Investment Management	$	$	$
Business Services and Outsourcing	$	$	$
Chemicals	$	$	$
Computers	$	$	$
Construction and Housing	$	$	$
Consumer Industries	$	$	$
Cyclical Industries	$	$	$
Defense and Aerospace	$	$	$
Developing Communications	$	$	$
Electronics	$	$	$
Energy	$	$	$
Energy Service	$	$	$
Environmental	$	$	$
Financial Services	$	$	$
Food and Agriculture	$	$	$
Gold	$	$	$
Health Care	$	$	$
Home Finance	$	$	$
Industrial Equipment	$	$	$
Industrial Materials	$	$	$
Insurance	$	$	$
Leisure	$	$	$
Medical Delivery	$	$	$
Medical Equipment and Systems	$	$	$
Multimedia	$	$	$
Natural Gas	$	$	$
Natural Resources	$	$	$
Networking and Infrastructure	$	$	$
Paper and Forest Products	$	$	$
Pharmaceuticals	$	$	$
Retailing	$	$	$
Software and Computer Services	$	$	$
Technology	$	$	$
Telecommunications	$	$	$
Transportation	$	$	$
Utilities Growth	$	$	$
Fund	2002	2001	2000
Wireless	$	$	$
Money Market	$	$	$

* Networking and Infrastructure and Wireless commenced operations on September 21, 2000.

** Pharmaceuticals commenced operations on June 18, 2001.

For administering each Select stock fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

Payments made by each Select stock fund to FSC for securities lending for the past three fiscal years are shown in the table below.

Fund	2002	2001	2000
Air Transportation	$	$	$
Automotive	$	$	$
Banking	$	$	$
Biotechnology	$	$	$
Brokerage and Investment Management	$	$	$
Business Services and Outsourcing	$	$	$
Chemicals	$	$	$
Computers	$	$	$
Construction and Housing	$	$	$
Consumer Industries	$	$	$
Cyclical Industries	$	$	$
Defense and Aerospace	$	$	$
Developing Communications	$	$	$
Electronics	$	$	$
Energy	$	$	$
Energy Service	$	$	$
Environmental	$	$	$
Financial Services	$	$	$
Food and Agriculture	$	$	$
Gold	$	$	$
Health Care	$	$	$
Home Finance	$	$	$
Industrial Equipment	$	$	$
Industrial Materials	$	$	$
Insurance	$	$	$
Leisure	$	$	$
Medical Delivery	$	$	$
Medical Equipment and Systems	$	$	$
Multimedia	$	$	$
Natural Gas	$	$	$
Natural Resources	$	$	$
Networking and Infrastructure	$	$	$
Paper and Forest Products	$	$	$
Pharmaceuticals	$	$	$
Retailing	$	$	$
Software and Computer Services	$	$	$
Technology	$	$	$
Telecommunications	$	$	$
Fund	2002	2001	2000
Transportation	$	$	$
Utilities Growth	$	$	$
Wireless	$	$	$

* Networking and Infrastructure and Wireless commenced operations on September 21, 2000.

** Pharmaceuticals commenced operations on June 18, 2001.

DESCRIPTION OF THE TRUST

Trust Organization. Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Business Services and Outsourcing Portfolio, Chemicals Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environmental Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Gold Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Networking and Infrastructure Portfolio, Paper and Forest Products Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Software and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio, Wireless Portfolio, and Money Market Portfolio are funds of Fidelity Select Portfolios, an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. On April 1, 2001, Environmental Portfolio changed its name from Environmental Services Portfolio to Environmental Portfolio. On August 2, 1999, Banking Portfolio changed its name from Regional Banks Portfolio to Banking Portfolio. On June 1, 1998, Gold Portfolio changed its name from American Gold Portfolio to Gold Portfolio. Currently, there are 42 funds in Fidelity Select Portfolios: Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Business Services and Outsourcing Portfolio, Chemicals Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environmental Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Gold Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Networking and Infrastructure Portfolio, Paper and Forest Products Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Software and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio, Wireless Portfolio, and Money Market Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. The Trustees may, however, reorganize or terminate the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts is custodian of the assets of each Select stock fund. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the Select money market fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of each Select stock fund in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the Select stock funds' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Auditors. _______, serves as independent accountant for each fund. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund'sfinancial statements and financial highlights for the fiscal year ended February 28, 2002, and report of the auditor, are included in the fund's annual report and are incorporated herein by reference.

APPENDIX

Fidelity, Select Portfolios, Fidelity Investments & (Pyramid) Design, Fidelity Focus, and Magellan are registered trademarks of FMR Corp.

Portfolio Advisory Services and The CORPORATEplan for Retirement are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

PEA # 76

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Amended and Restated Declaration of Trust, dated March 14, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73.

(b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

(c) Not applicable.

(d)(1) Management Contracts between Fidelity Select Portfolios, on behalf of each Select portfolio except Cyclical Industries, Money Market, Natural Resources, Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, and Fidelity Management & Research Company, dated November 1, 1999, are incorporated herein by reference to Exhibit Nos. d(3)(a-kk) of Post-Effective Amendment No. 71.

(2) Management Contract between Fidelity Select Portfolios, on behalf of Cyclical Industries Portfolio, and Fidelity Management & Research Company, dated April 1, 2001, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 72.

(3) Management Contract between Fidelity Select Portfolios, on behalf of Money Market Portfolio, and Fidelity Management & Research Company, dated April 1, 2001, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No.72.

(4) Management Contract between Fidelity Select Portfolios, on behalf of Natural Resources Portfolio, and Fidelity Management & Research Company, dated April 1, 2001, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No.72.

(5) Management Contract between Fidelity Select Portfolios, on behalf of Networking and Infrastructure Portfolio, and Fidelity Management & Research Company, dated July 20, 2000, is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 70.

(6) Management Contract between Fidelity Select Portfolios, on behalf of Pharmaceuticals Portfolio, and Fidelity Management & Research Company, dated May 17, 200,1 is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 74.

(7) Management Contract between Fidelity Select Portfolios, on behalf of Wireless Portfolio, and Fidelity Management & Research Company, dated July 20, 2000, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 70.

(8) Sub-Advisory Agreements between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc., on behalf of each Select equity portfolio except Business Services and Outsourcing, Gold, Medical Equipment and Systems, Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, dated April 1, 2001, are incorporated herein by reference to Exhibit Nos. (d)(8)(1-36) of Post-Effective Amendment No. 72.

(9) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Business Services and Outsourcing Portfolio, and Fidelity Management & Research (Far East) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 62.

(10) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Gold Portfolio, and Fidelity Management & Research (Far East) Inc., dated June 1, 1998, is incorporated herein by reference to Exhibit d(17) of Post-Effective Amendment No. 65.

(11) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Medical Equipment and Systems Portfolio, and Fidelity Management & Research (Far East) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit d(15) of Post-Effective Amendment No. 65.

(12) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Networking and Infrastructure Portfolio, and Fidelity Management & Research (Far East) Inc., dated July 20, 2000, is incorporated herein by reference to Exhibit d(22) of Post-Effective Amendment No. 70.

(13) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Pharmaceuticals Portfolio, and Fidelity Management & Research (Far East) Inc., dated May 17, 2001, is incorporated herein by reference to Exhibit d(13) of Post-Effective Amendment No. 74.

(14) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Wireless Portfolio, and Fidelity Management & Research (Far East) Inc., dated July 20, 2000, is incorporated herein by reference to Exhibit d(25) of Post-Effective Amendment No. 70.

(15) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Money Market Portfolio, and FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc.), dated January 1, 1990, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 51.

(16) Sub-Advisory Agreements between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of each Select equity portfolio except Business Services and Outsourcing, Gold, Medical Equipment and Systems, Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, dated April 1, 2001, are incorporated herein by reference to Exhibit Nos. (d)(16)(1-36) of Post-Effective Amendment No.72.

(17) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Business Services and Outsourcing Portfolio, and Fidelity Management & Research (U.K.) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 62.

(18) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Gold Portfolio, and Fidelity Management & Research (U.K.) Inc., dated June 1, 1998, is incorporated herein by reference to Exhibit d(16) of Post-Effective Amendment No. 65.

(19) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Medical Equipment and Systems Portfolio, and Fidelity Management & Research (U.K.) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit d(14) of Post-Effective Amendment No. 65.

(20) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Networking and Infrastructure Portfolio, and Fidelity Management & Research (U.K.) Inc., dated July 20, 2000, is incorporated herein by reference to Exhibit d(21) of Post-Effective Amendment No. 70.

(21) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Pharmaceuticals Portfolio, and Fidelity Management & Research (U.K.) Inc., dated May 17, 2001, is incorporated herein by reference to Exhibit d(21) of Post-Effective Amendment No. 74.

(22) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Wireless Portfolio, and Fidelity Management & Research (U.K.) Inc., dated July 20, 2000, is incorporated herein by reference to Exhibit d(24) of Post-Effective Amendment No. 70.

(23) Sub-Advisory Agreements between Fidelity Management & Research Company, on behalf of each Select equity portfolio except Pharmaceuticals Portfolio, and FMR Co., Inc., dated January 1, 2001, are incorporated herein by reference to Exhibit Nos. d(18)(a-nn) of Post-Effective Amendment No. 71.

(24) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Pharmaceuticals Portfolio, and FMR Co., Inc., dated May 17, 2001, is incorporated herein by reference to Exhibit d(24) of Post-Effective Amendment No. 74.

(25) Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited, on behalf of Fidelity Select Portfolios on behalf of each Select equity portfolio is incorporated herein by reference to Exhibit (d)(17) of Fidelity Hastings Street Trust's (File No. 2-11517) Post-Effective Amendment No. 108.

(26) Schedule A, dated October 18, 2001, to the Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited, on behalf of Fidelity Select Portfolios on behalf of each Select equity portfolio is incorporated herein by reference to Exhibit (d)(38) of Fidelity Advisor Series II's (File No. 33-6516) Post-Effective Amendment No. 56 ('33 Act) and Amendment No. 58 ('40 Act).

(e) (1) General Distribution Agreements between Fidelity Select Portfolios on behalf of Air Transportation, Automotive, Banking (formerly Regional Banks), Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Gold (formerly American Gold), Health Care, Home Finance (formerly Savings and Loan), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, dated April 1, 1987, are incorporated herein by reference to Exhibit Nos. 6(a)(1-31) of Post-Effective Amendment No. 51.

(2) General Distribution Agreement between Fidelity Select Portfolios on behalf of Business Services and Outsourcing Portfolio and Fidelity Distributors Corporation, dated December 18, 1997, is incorporated herein by reference to Exhibit 6(m) of Post-Effective Amendment No. 62.

(3) General Distribution Agreement between Fidelity Select Portfolios on behalf of Consumer Industries (formerly Consumer Products) Portfolio and Fidelity Distributors Corporation, dated June 14, 1990, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 51.

(4) General Distribution Agreement between Fidelity Select Portfolios on behalf of Cyclical Industries Portfolio and Fidelity Distributors Corporation, dated January 16, 1997, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 59.

(5) General Distribution Agreement between Fidelity Select Portfolios on behalf of Developing Communications Portfolio and Fidelity Distributors Corporation, dated June 14, 1990, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 51.

(6) General Distribution Agreement between Fidelity Select Portfolios on behalf of Environmental Portfolio (formally Environmental Services Portfolio) and Fidelity Distributors Corporation, dated June 29, 1989, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 51.

(7) General Distribution Agreement between Fidelity Select Portfolios on behalf of Industrial Equipment (formerly Capital Goods) Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 54.

(8) General Distribution Agreement between Fidelity Select Portfolios on behalf of Medical Equipment and Systems Portfolio and Fidelity Distributors Corporation, dated December 18, 1997, is incorporated herein by reference to Exhibit 6(n) of Post-Effective No. 64.

(9) General Distribution Agreement between Fidelity Select Portfolios on behalf of Natural Gas Portfolio and Fidelity Distributors Corporation, dated April 15, 1993, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 46.

(10) General Distribution Agreement between Fidelity Select Portfolios on behalf of Natural Resources Portfolio and Fidelity Distributors Corporation, dated January 16, 1997, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 59.

(11) General Distribution Agreement, between Fidelity Select Portfolios on behalf of Networking and Infrastructure Portfolio and Fidelity Distributors Corporation, dated July 20, 2000, is incorporated herein by reference to Exhibit e(15) of Post-Effective Amendment No. 70.

(12) General Distribution Agreement, between Fidelity Select Portfolios on behalf of Pharmaceuticals Portfolio and Fidelity Distributors Corporation, dated May 17, 2001, is incorporated herein by reference to Exhibit e(12) of Post-Effective Amendment No. 74.

(13) General Distribution Agreement, between Fidelity Select Portfolios on behalf of Wireless Portfolio and Fidelity Distributors Corporation, dated July 20, 2000, is incorporated herein by reference to Exhibit e(16) of Post-Effective Amendment No. 70.

(14) Amendment to General Distribution Agreements between Fidelity Select Portfolios on behalf of Air Transportation, Gold (formerly American Gold), Automotive, Banking (formerly Regional Banks), Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Equipment (formerly Capital Goods), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, dated January 1, 1988, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 51.

(15) Amendments to the General Distribution Agreements between Fidelity Select Portfolios on behalf of each Select Portfolio except Natural Gas, Cyclical Industries, Natural Resources, Business Services and Outsourcing, Medical Equipment and Systems, Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 57.

(16) Amendment, dated May 10, 1994, to the General Distribution Agreement, dated April 15, 1993, between Fidelity Select Portfolios on behalf of Natural Gas Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 50.

(17) Amendments to the General Distribution Agreement between Fidelity Select Portfolios on behalf of Natural Gas Portfolio and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 57.

(18) Form of Bank Agency Agreement (most recently revised January, 1997), is incorporated herein by reference to Exhibit e(17) of Post-Effective Amendment No. 70.

(19) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997), is incorporated herein by reference to Exhibit e(18) of Post-Effective Amendment No. 70.

(f) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 2-75537) Post-Effective Amendment No. 39.

(g)(1) Custodian Agreement and Appendix C, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of each Select equity portfolio are incorporated herein by reference to Exhibit (g)(5) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(2) Appendix A, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of each Select equity portfolio is incorporated herein by reference to Exhibit (g)(6) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(3) Appendix B, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of each Select equity portfolio is incorporated herein by reference to Exhibit (g)(7) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(4) Appendix D, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of each equity Select portfolio is incorporated herein by reference to Exhibit (g)(8) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(5) Custodian Agreement, Appendix B, Appendix C, and Appendix D, dated July 1, 2001, between The Bank of New York and Fidelity Select Portfolios on behalf of Money Market Portfolio are incorporated herein by reference to Exhibit (g)(1) of Fidelity Money Market Trust's (File No. 2-62417) Post-Effective Amendment No. 64.

(6) Appendix A, dated October 3, 2001, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Fidelity Select Portfolios on behalf of Money Market Portfolio is incorporated herein by reference to Exhibit (g)(2) of Fidelity Phillips Street Trust's (File No. 2-63350) Post-Effective Amendment No. 48.

(7) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of each Select portfolio except Networking and Infrastructure, Wireless, and Pharmaceuticals Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(8) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of each Select portfolio except Networking and Infrastructure, Wireless, and Pharmaceuticals Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(9) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of each Select portfolio except Networking and Infrastructure, Wireless, and Pharmaceuticals Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(10) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Select Portfolios on behalf of each Select portfolio except Networking and Infrastructure, Wireless, and Pharmaceuticals Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(11) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of each Select portfolio except Networking and Infrastructure, Wireless, and Pharmaceuticals Portfolios, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(12) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of each Select portfolio except Networking and Infrastructure, Wireless, and Pharmaceuticals Portfolios, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(13) Schedule A-1, dated March 29, 2000, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Fidelity Select Portfolios on behalf of each Select portfolio except Networking and Infrastructure, Wireless, and Pharmaceuticals Portfolios, is incorporated herein by reference to Exhibit g(11) of Fidelity Magellan Fund's (File No. 2-21461) Post-Effective Amendment No. 48.

(14) Form of Fidelity Group Repo Custodian Agreement among The Bank of New York, J.P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, is incorporated herein by reference to Exhibit g(23) of Post-Effective Amendment No. 70.

(15) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, is incorporated herein by reference to Exhibit g(24) of Post-Effective Amendment No. 70.

(16) Form of Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, is incorporated herein by reference to Exhibit g(25) of Post-Effective Amendment No. 70.

(17) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Select Portfolios on behalf of Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, is incorporated herein by reference to Exhibit g(26) of Post-Effective Amendment No. 70.

(18) Form of Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, is incorporated herein by reference to Exhibit g(27) of Post-Effective Amendment No. 70.

(19) Form of First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios, is incorporated herein by reference to Exhibit g(28) of Post-Effective Amendment No. 70.

(h) Not applicable.

(i) Not applicable.

(j) To be filed by subsequent amendment.

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for each Select Portfolio except Networking and Infrastructure, Pharmaceuticals, and Wireless Portfolios are incorporated herein by reference to Exhibits m(1)(1-39) of Post-Effective Amendments No.72.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Networking and Infrastructure Portfolio, is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 70.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Pharmaceuticals Portfolio, is incorporated herein by reference to Exhibit m(3) of Post-Effective Amendment No. 74.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Wireless Portfolio, is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 70.

(n) Not applicable.

(p) (1) Code of Ethics, dated January 1, 2002, adopted by each fund, Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Japan Limited, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Colchester Street Trust's (File No. 2-74808) Post-Effective Amendment No. 43.

(2) Code of Ethics, effective January 1, 2002, adopted by Fidelity International Limited (FIL) pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Variable Insurance Products Fund III's (File No. 33-54837) Post-Effective Amendment No. 26.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

82 Devonshire Street, Boston, MA 02109

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR; Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Chairman of the Board and Director of Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity Management & Research Co., Inc. (FMRC); Chairman of the Executive Committee of FMR; President and Trustee of funds advised by FMR.

Abigail P. Johnson	President and Director of FMR, FMRC, and FIMM; Senior Vice President of funds advised by FMR; Director of FMR Corp.; Previously a Vice President of certain Equity Fidelity funds.

Paul Antico	Vice President of FMR, FMRC, and of a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert Bertelson	Vice President of FMR, FMRC, and of a fund advised by FMR.

Stephen Binder	Vice President of FMR, FMRC and of a fund advised by FMR.

William Bower	Vice President of FMR, FMRC, and of a fund advised by FMR.

Philip Bullen	Senior Vice President of FMR and FMRC; Vice President of certain Equity Funds and certain High Income Bond funds advised by FMR.

Steve Buller	Vice President of FMR, FMRC, and of a fund advised by FMR.

John H. Carlson	Vice President of FMR, FMRC, and of funds advised by FMR.

Doug Chase	Vice President of FMR, FMRC, and of a fund advised by FMR.

Robert C. Chow	Vice President of FMR, FMRC, and of a fund advised by FMR.

Michael Connolly	Vice President of FMR and FMRC.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Scott E. DeSano	Senior Vice President of FMR and FMRC.

Penelope Dobkin	Vice President of FMR, FMRC, and of a fund advised by FMR.

Walter C. Donovan	Vice President of FMR and FMRC.

Bettina Doulton	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and of a fund advised by FMR.

William R. Ebsworth	Senior Vice President of FMR and FMRC.

William Eigen	Vice President of FMR and FMRC.

Robert Ewing	Vice President of FMR, FMRC, and of a fund advised by FMR.

Bahaa Fam	Vice President of FMR, FMRC, and of a fund advised by FMR.

Richard B. Fentin	Senior Vice President of FMR, FMRC; Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMR, FMRC, and of funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FMR, FMRC, FIMM, FMR U.K., and FMR Far East; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, and FIMM.

Jay Freedman	Assistant Clerk of FMR, FMRC and Fidelity Distributors Corporation (FDC); Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMR, FMRC, and of funds advised by FMR.

Bart A. Grenier	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Robert J. Haber	Senior Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Lionell Harris	Vice President of FMR and FMRC.

Thomas Hense	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and of funds advised by FMR.
Susan Englander Hislop	Assistant Clerk of FMR U.K., FMR, FMRC, FIMM, FMR Far East, and Strategic Advisers, Inc. Assistant Secretary of FMR Corp. and FIMM.

Frederick Hoff	Vice President of FMR, FMRC, and of a fund advised by FMR.

Brian Hogan	Vice President of FMR and FMRC.

Steven Kaye	Senior Vice President of FMR and FMRC and of a fund advised by FMR.

William Kennedy	Vice President of FMR, FMRC, and of funds advised by FMR.

Harry W. Lange	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert Lawrence	Senior Vice President of FMR and FMRC; Vice President of certain Equity and High Income Funds advised by FMR.

Harris Leviton	Vice President of FMR, FMRC, and of a fund advised by FMR.

Peter S. Lynch	Vice Chairman of the Board and Director of FMR and FMRC; Trustee of funds advised by FMR.

Richard R. Mace	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Charles A. Mangum	Vice President of FMR, FMRC, and of funds advised by FMR.

Kevin McCarey	Vice President of FMR, FMRC, and of funds advised by FMR.

John McDowell	Senior Vice President of FMR and FMRC and of a fund advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and of a fund advised by FMR.

John Muresianu	Vice President of FMR, FMRC, and of funds advised by FMR.

Mark Notkin	Vice President of FMR, FMRC, and of funds advised by FMR.

Stephen Petersen	Vice President of FMR.

Alan Radlo	Vice President of FMR and FMRC.

Kennedy Richardson	Vice President of FMR and FMRC.

Eric D. Roiter

Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC. Assistant Clerk of FMR U.K. and FMR Far East. Assistant Secretary of FIMM.

Louis Salemy	Vice President of FMR, FMRC, and of funds advised by FMR.

Lee H. Sandwen	Vice President of FMR and FMRC.

Patricia A. Sattethwaite	Vice President of FMRC and FMR.

Fergus Shiel	Vice President of FMR, FMRC, and of funds advised by FMR.

Beso Sikharulidze	Vice President of FMR, FMRC, and of a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and of funds advised by FMR.

Thomas T. Soviero	Vice President of FMR, FMRC, and of funds advised by FMR.

Richard A. Spillane, Jr.

Senior Vice President of FMR; President and Director of FMR U.K. Vice President of certain Equity Funds advised by FMR; Previously, Chief Investment Officer (Europe) for Fidelity International, Limited.

Robert E. Stansky	Senior Vice President of FMR and FMRC.

Nick Thakore	Vice President of FMR, FMRC, and of a fund advised by FMR.

Yoko Tilley	Vice President of FMR and FMRC.

Joel C. Tillinghast	Vice President of FMR, FMRC, and of a fund advised by FMR.

Jennifer Uhrig	Vice President of FMR, FMRC, and of funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMR and FMRC.

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and of a fund advised by FMR.

Steven S. Wymer	Vice President of FMR, FMRC, and of a fund advised by FMR.

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.

FMR Corp.

82 Devonshire Street

Boston, MA 02109

Fidelity Distributors Corporation

82 Devonshire Street

Boston, MA 02109

(2) FMR CO., INC. (FMRC)

82 Devonshire Street, Boston, MA 02109

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMRC, FMR, FMR Corp., FIMM, and FMR Far East; Chief Executive Officer of FMR Corp.; Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Abigail P. Johnson	President and Director of FMRC, FMR, and FIMM; Senior Vice President of funds advised by FMR; Director of FMR Corp.; Previously a Vice President of certain Equity Fidelity funds.

Paul Antico	Vice President of FMRC, FMR, and of a fund advised by FMR.

John Avery	Vice President of FMRC, FMR, and of funds advised by FMR.

Robert Bertelson	Vice President of FMRC, FMR, and of a fund advised by FMR.

Stephen Binder	Vice President of FMRC, FMR, and of a fund advised by FMR.

William Bower	Vice President of FMRC, FMR, and of funds advised by FMR.

Phillip Bullen	Senior Vice President of FMRC and FMR; Vice President of certain Equity Funds and certain High Income Bond funds advised by FMR.

Steve Buller	Vice President of FMRC, FMR, and of a fund advised by FMR.

John H. Carlson	Vice President of FMRC, FMR, and of funds advised by FMR.

Doug Chase	Vice President of FMRC, FMR, and of a fund advised by FMR.

Robert C. Chow	Vice President of FMRC, FMR, and of a fund advised by FMR.

Michael Connolly	Vice President of FMRC and FMR.

Frederic G. Corneel	Tax Counsel of FMRC and FMR.

William Danoff	Senior Vice President of FMRC, FMR, and Vice President of funds advised by FMR.

Scott E. DeSano	Senior Vice President of FMRC and FMR.

Penelope Dobkin	Vice President of FMRC, FMR, and of a fund advised by FMR.

Walter C. Donovan	Vice President of FMRC and FMR.

Bettina Doulton	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMRC, FMR, and of a fund advised by FMR.

William R. Ebsworth	Senior Vice President of FMRC and FMR.

William Eigen	Vice President of FMRC and FMR.

Robert Ewing	Vice President of FMRC, FMR, and of a fund advised by FMR.

Bahaa Fam	Vice President of FMRC, FMR, and of a fund advised by FMR.

Richard B. Fentin	Senior Vice President of FMRC and FMR; Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMRC, FMR, and of funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FMRC, FMR, FIMM, FMR U.K., and FMR Far East; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, and FIMM.

Jay Freedman	Assistant Clerk of FMRC, FMR and FDC; Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMRC, FMR, and of funds advised by FMR.

Bart A. Grenier	Senior Vice President of FMRC and FMR.

Robert J. Haber	Senior Vice President of FMRC and FMR.

Richard C. Habermann	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Lionell Harris	Vice President of FMRC and FMR.

Thomas Hense	Vice President of FMRC and FMR.

Bruce T. Herring	Vice President of FMRC and FMR.

Adam Hetnarski	Vice President of FMRC, FMR, and of funds advised by FMR.

Susan Englander Hislop	Assistant Clerk of FMR U.K., FMR, FMRC, FIMM, FMR Far East, and Strategic Advisers, Inc.; Assistant Secretary of FMR Corp. and FIMM.

Frederick Hoff	Vice President of FMRC, FMR, and of a fund advised by FMR.

Brian Hogan	Vice President of FMRC and FMR.

Steven Kaye	Senior Vice President of FMRC and FMR and of a fund advised by FMR.

William Kennedy	Vice President of FMRC, FMR, and of funds advised by FMR.

Harry W. Lange	Vice President of FMRC, FMR, and of funds advised by FMR.

Robert Lawrence	Senior Vice President of FMRC and FMR; Vice President of certain Equity and High Income Funds advised by FMR.

Harris Leviton	Vice President of FMRC, FMR, and of a fund advised by FMR.

Peter S. Lynch	Vice Chairman of the Board and Director of FMRC and FMR; Trustee of funds advised by FMR.

Richard R. Mace	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Charles A. Mangum	Vice President of FMRC, FMR, and of funds advised by FMR.

Kevin McCarey	Vice President of FMRC, FMR, and of funds advised by FMR.

John McDowell	Senior Vice President of FMRC and FMR and of a fund advised by FMR.

Neal P. Miller	Vice President of FMRC, FMR, and of a fund advised by FMR.

John Muresianu	Vice President of FMRC, FMR, and of funds advised by FMR.

Mark Notkin	Vice President of FMRC, FMR, and of a fund advised by FMR.

Stephen Petersen	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Alan Radlo	Vice President of FMRC and FMR.

Kennedy Richardson	Vice President of FMRC and FMR.

Eric D. Roiter

Vice President of FMRC and FMR; General Counsel and Clerk of FMRC and FMR; Secretary of funds advised by FMR; Vice President and Clerk of FDC. Assistant Clerk of FMR U.K. and FMR Far East; Assistant Secretary of FIMM.

Louis Salemy	Vice President of FMRC, FMR, and of funds advised by FMR.

Lee H. Sandwen	Vice President of FMRC and FMR.

Fergus Shiel	Vice President of FMRC, FMR, and of funds advised by FMR.

Patricia A. Sattethwaite	Vice President of FMRC and FMR.

Beso Sikharulidze	Vice President of FMRC, FMR, and of a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMRC and FMR.

Steven J. Snider	Vice President of FMRC, FMR, and of funds advised by FMR.

Thomas T. Soviero	Vice President of FMRC, FMR, and of funds advised by FMR.

Richard A. Spillane, Jr.

Senior Vice President of FMRC and FMR; President and Director of FMR U.K. Vice President of certain Equity Funds advised by FMR; Previously, Chief Investment Officer (Europe) for Fidelity International, Limited.

Robert E. Stansky	Senior Vice President of FMRC and FMR; Vice President of a fund advised by FMR.

Nick Thakore	Vice President of FMRC, FMR, and of a fund advised by FMR.

Yoko Tilley	Vice President of FMRC and FMR.

Joel C. Tillinghast	Vice President of FMRC, FMR, and of a fund advised by FMR.

Jennifer Uhrig	Vice President of FMRC, FMR, and of funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMRC and FMR; Director of FMR Corp.

J. Gregory Wass	Assistant Treasurer of FMRC, FMR, FIMM, FMR U.K., FMR Far East, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

Jason Weiner	Vice President of FMRC, FMR, and of a fund advised by FMR.

Steven S. Wymer	Vice President of FMRC, FMR, and of a fund advised by FMR.

JS Wynant	Vice President of FMRC and FMR; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.

(3) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

25 Lovat Lane, London, EC3R 8LL, England

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Richard A. Spillane, Jr.

President and Director of FMR U.K.; Senior Vice President of FMR and FMRC; Vice President of certain Equity Funds advised by FMR; Previously, Chief Investment Officer (Europe) for Fidelity International, Limited.

Michael B. Fox	Assistant Treasurer of FMR U.K., FMR, FMRC, FMR Far East, and FIMM; Vice President of FMR U.K., FMR Far East, and FIMM; Treasurer of FMR Corp. and Strategic Advisers, Inc.

Simon Fraser	Senior Vice President of FMR U.K.; Director and President of FIIA and FIIA(U.K.)L.

Jay Freedman	Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC; Secretary of FMR Corp. and FIMM.

Susan Englander Hislop	Assistant Clerk of FMR U.K., FMR, FMRC, FIMM, FMR Far East, and Strategic Advisers, Inc. Assistant Secretary of FMR Corp. and FIMM.

Francis V. Knox, Jr.	Compliance Officer of FMR U.K. FMR Far East, and FMR Corp.; Vice President of FMR.

Eric D. Roiter

Assistant Clerk of FMR U.K. and FMR Far East. Assistant Secretary of FIMM; Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

J. Gregory Wass	Assistant Treasurer of FMR U.K., FMRC, FMR, FIMM, FMR Far East, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

JS Wynant	Treasurer of FMR U.K., FMR, FMRC, FMR Far East, and FIMM; Vice President of FMR and FMRC.

(4) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East)

Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR Far East, FMR, FMRC, FMR Corp., and FIMM; Chairman of the Executive Committee of FMR; Chief Executive Officer of FMR Corp.; and President and Trustee of funds advised by FMR.

Phillip Bullen	President and Director of FMR Far East; Senior Vice President of FMRC and FMR; Vice President of certain certain Equity Fidelity funds and certain High Income Bond funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FMR Far East, FMR, FMRC, FMR U.K., and FIMM; Vice President of FMR Far East, FMR U.K., and FIMM; Treasurer of FMR Corp. and Strategic Advisers, Inc.

Jay Freedman	Clerk of FMR Far East, FMR U.K., and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC; Secretary of FMR Corp. and FIMM.

Susan Englander Hislop	Assistant Clerk of FMR Far East, FMR, FMRC, FMR U.K., FIMM, and Strategic Advisers, Inc.; Assistant Secretary of FMR Corp. and FIMM.

Francis V. Knox, Jr.	Compliance Officer of FMR Far East, FMR U.K., and FMR Corp; Vice President of FMR.

Eric D. Roiter

Assistant Clerk of FMR Far East and FMR U.K.; Assistant Secretary of FIMM; Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

J. Gregory Wass	Assistant Treasurer of FMR Far East, FMRC, FMR, FIMM, FMR U.K., and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

Billy W. Wilder	Vice President of FMR Far East; President and Representative Director of FIJ.

JS Wynant	Treasurer of FMR Far East, FMR, FMRC, FMR U.K., and FIMM; Vice President of FMRC and FMR.

(5) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

1 Spartan Way, Merrimack, NH 03054

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FIMM, FMR, FMRC, FMR Corp., and FMR Far East; Director of FMR U.K.; Chairman of the Executive Committee of FMR; Chief Executive Officer of FMR Corp.; and President and Trustee of funds advised by FMR.

Abigail P. Johnson	President and Director of FIMM, FMR, and FMRC; Senior Vice President of funds advised by FMR; Director of FMR Corp; Previously a Vice President of certain Equity Fidelity funds.

Dwight D. Churchill	Senior Vice President of FIMM and FMR; and Vice President of Fixed-Income Funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FIMM, FMR U.K., FMR Far East, FMR, and FMRC; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FIMM, FMR U.K., and FMR Far East.

Jay Freedman	Secretary of FIMM and FMR Corp.; Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC.

Boyce I. Greer	Vice President of FIMM; Senior Vice President of FMR and FMRC; Vice President of Money Market Funds and Municipal Bond Funds advised by FMR.

Stanley N. Griffith	Assistant Secretary of FIMM.

Susan Englander Hislop	Assistant Secretary of FIMM and FMR Corp.; Assistant Clerk of FMR U.K., FMR, FMRC, FIMM, FMR Far East, and Strategic Advisers, Inc.

David L. Murphy	Vice President of FIMM, and FMR; Vice President of Taxable Bond Funds advised by FMR.

Eric D. Roiter

Assistant Secretary of FIMM; Assistant Clerk of FMR Far East and FMR U.K.; Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

J. Gregory Wass	Assistant Treasurer of FIMM, FMRC, FMR, FMR U.K., FMR Far East, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

JS Wynant	Treasurer of FIMM, FMR, FMRC, FMR Far East, and FMR U.K.; Vice President of FMR and FMRC.

(6) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

1-8-8 Shinkawa, Chuo-ku, Tokyo 104-0033, Japan

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Gareth Adams	Statutory Auditor of FIJ.

Simon M. Haslam	Director and President of FIIA; Director of FIJ, FISL (U.K.), and FII; Chief Financial Officer of FISL (U.K.) and FII.

Jun Kadoda	Director and Chief Operating Officer of FIJ.

Yasuo Kuramoto	Vice Chairman and Representative Director of FIJ.

Sumio Kuriaki	Director and Head of Compliance

Yukawa Masato	Director and Head of Institutional Pension Business of FIJ.

Edward Moore	Statutory Auditor of FIJ.

Tetsuzo Nishimura	Director and Vice President of Wholesale/ Broker Distribution of FIJ.

Takeshi Okazaki	Director and Head of Institutional Sales of FIJ.

Billy W. Wilder	President and Representative Director of FIJ; Vice President of FMR Far East.

Takao Yamanishi	Statutory Auditor of FIJ.

Hiroshi Yamashita	Senior Managing Director of FIJ.

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Neal Litvack	Director and President	None
Jay Freedman	Assistant Clerk	None
Jane Greene	Treasurer and Controller	None
Erica Vaters	Compliance Officer	None
Michael W. Kellogg	Executive Vice President	None
Kevin J. Kelly	Director	None
Raymond J. Marcinowski	Director	None
Gail McGovern	Director	None
Eric Roiter	Vice President and Clerk	Secretary of funds advised by FMR
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

(a) The Registrant undertakes for Natural Gas Portfolio, Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems Portfolio: 1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

(b) The Registrant, on behalf of Fidelity Select Portfolios, provided the information required for the stock funds by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 76 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 13th day of February 2002.

Fidelity Select Portfolios
	By	/s/ Edward C. Johnson 3d	(dagger)
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Edward C. Johnson 3d	(dagger)	President and Trustee	February 13, 2002
Edward C. Johnson 3d		(Principal Executive Officer)

/s/ Robert A. Dwigh		Treasurer	February 13, 2002
Robert A. Dwight

/s/Abigail P. Johnson		Trustee	February 13, 2002
Abigail P. Johnson

/s/ J. Michael Cook	*	Trustee	February 13, 2002
J. Michael Cook

/s/ Ralph F. Cox	*	Trustee	February 13, 2002
Ralph F. Cox

/s/ Phyllis Burke Davis	*	Trustee	February 13, 2002
Phyllis Burke Davis

/s/ Robert M. Gates	*	Trustee	February 13, 2002
Robert M. Gates

/s/ Donald J. Kirk	*	Trustee	February 13, 2002
Donald J. Kirk

/s/ Marie L. Knowles	*	Trustee	February 13, 2002
Marie L. Knowles

/s/ Ned C. Lautenbach	*	Trustee	February 13, 2002
Ned C. Lautenbach

/s/ Peter S. Lynch	*	Trustee	February 13, 2002
Peter S. Lynch

/s/ Marvin Mann	*	Trustee	February 13, 2002
Marvin L. Mann

/s/ William O. McCoy	*	Trustee	February 13, 2002
William O. McCoy

/s/ William S. Stavropoulos	*	Trustee	February 13, 2002
William S. Stavropoulos

(dagger) Signatures affixed by Abigail P. Johnson pursuant to a power of attorney dated June 14, 2001 and filed herewith.

* Signatures affixed by Alan C. Porter pursuant to a power of attorney dated June 14, 2001 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment company:

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Thomas M. Leahey, Richard M. Phillips, and Alan C. Porter, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS our hands on this fourteenth day of June, 2001.

/s/Edward C. Johnson 3d	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	/s/Marie L. Knowles
Edward C. Johnson 3d		Marie L. Knowles
/s/J. Michael Cook		/s/Ned C. Lautenbach
J. Michael Cook		Ned C. Lautenbach
/s/Ralph F. Cox		/s/Peter S. Lynch
Ralph F. Cox		Peter S. Lynch
/s/Phyllis Burke Davis		/s/Marvin L. Mann
Phyllis Burke Davis		Marvin L. Mann
/s/Robert M. Gates		/s/William O. McCoy
Robert M. Gates		William O. McCoy
/s/ Abigail P. Johnson		/s/ William S. Stavropoulos
Abigail P. Johnson		William S. Stavropoulos
/s/Donald J. Kirk
Donald J. Kirk

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	June 14, 2001
Edward C. Johnson 3d